UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

December 31, 2011

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 67.1%

AEROSPACE AND DEFENSE — 0.6%
Raytheon Co.	1,189,572	$57,551,493

AIR FREIGHT AND LOGISTICS — 1.6%
United Parcel Service, Inc., Class B	1,998,995	146,306,444

AUTOMOBILES — 0.2%
Honda Motor Co., Ltd.	499,900	15,249,645

BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	2,989,471	118,024,315

BIOTECHNOLOGY — 0.1%
Amgen, Inc.	187,514	12,040,274

CAPITAL MARKETS — 2.2%
Charles Schwab Corp. (The)	998,900	11,247,614
Goldman Sachs Group, Inc. (The)	199,281	18,020,981
Northern Trust Corp.	3,999,383	158,615,530
T. Rowe Price Group, Inc.	299,900	17,079,305

		204,963,430

CHEMICALS — 1.7%
E.I. du Pont de Nemours & Co.	3,392,642	155,315,151

COMMERCIAL BANKS — 2.4%
Comerica, Inc.	689,562	17,790,700
Commerce Bancshares, Inc.	1,899,062	72,392,255
PNC Financial Services Group, Inc.	1,699,736	98,023,775
SunTrust Banks, Inc.	1,989,777	35,219,053

		223,425,783

COMMERCIAL SERVICES AND SUPPLIES — 2.1%
Republic Services, Inc.	3,599,074	99,154,489
Waste Management, Inc.	2,998,938	98,095,262

		197,249,751

COMPUTERS AND PERIPHERALS — 0.1%
Diebold, Inc.	483,821	14,548,497

DISTRIBUTORS — 0.6%
Genuine Parts Co.	989,209	60,539,591

DIVERSIFIED FINANCIAL SERVICES — 1.1%
JPMorgan Chase & Co.	2,983,367	99,196,953

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
AT&T, Inc.	8,995,646	272,028,335
CenturyLink, Inc.	2,999,755	111,590,886

		383,619,221

ELECTRIC UTILITIES — 0.8%
Northeast Utilities	895,137	32,287,592

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Portland General Electric Co.	1,598,266	$40,420,147

		72,707,739

ELECTRICAL EQUIPMENT — 1.2%
ABB Ltd.(1)	999,278	18,808,938
Emerson Electric Co.	599,200	27,916,728
Rockwell Automation, Inc.	889,689	65,276,482

		112,002,148

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Molex, Inc., Class A	2,199,158	43,499,345

FOOD AND STAPLES RETAILING — 2.1%
SYSCO Corp.	3,998,948	117,289,145
Wal-Mart Stores, Inc.	1,399,978	83,662,685

		200,951,830

GAS UTILITIES — 3.4%
AGL Resources, Inc.	3,989,367	168,590,649
Piedmont Natural Gas Co., Inc.	999,516	33,963,554
WGL Holdings, Inc.(2)	2,568,917	113,597,510

		316,151,713

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Becton Dickinson and Co.	299,115	22,349,873

HOUSEHOLD DURABLES — 0.3%
Whirlpool Corp.	689,500	32,716,775

HOUSEHOLD PRODUCTS — 5.4%
Clorox Co.	1,483,246	98,724,854
Kimberly-Clark Corp.	1,689,114	124,251,226
Procter & Gamble Co. (The)	4,298,590	286,758,939

		509,735,019

INDUSTRIAL CONGLOMERATES — 3.3%
General Electric Co.	4,998,200	89,517,762
Koninklijke Philips Electronics NV	1,597,635	33,662,804
Siemens AG	495,300	47,398,663
Tyco International Ltd.	2,999,982	140,129,159

		310,708,388

INSURANCE — 5.6%
ACE Ltd.	499,481	35,023,608
Allstate Corp. (The)	3,189,352	87,420,138
Chubb Corp. (The)	1,699,235	117,621,047
Marsh & McLennan Cos., Inc.	8,898,980	281,385,747

		521,450,540

IT SERVICES — 0.2%
Paychex, Inc.	496,002	14,934,620

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Hasbro, Inc.	399,600	$12,743,244

MACHINERY — 0.3%
Atlas Copco AB B Shares	1,699,165	32,294,270

MEDIA — 0.2%
Omnicom Group, Inc.	387,123	17,257,943

METALS AND MINING — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	696,048	25,607,606

MULTI-UTILITIES — 1.9%
Consolidated Edison, Inc.	2,398,478	148,777,590
PG&E Corp.	699,000	28,812,780

		177,590,370

OIL, GAS AND CONSUMABLE FUELS — 8.2%
Chevron Corp.	1,598,492	170,079,549
El Paso Pipeline Partners LP	2,957,742	102,397,028
Exxon Mobil Corp.	3,499,182	296,590,666
Spectra Energy Partners LP	1,699,480	54,315,381
Total SA	2,798,725	143,078,915

		766,461,539

PHARMACEUTICALS — 9.5%
Abbott Laboratories	1,989,553	111,872,565
Bristol-Myers Squibb Co.	2,998,529	105,668,162
Eli Lilly & Co.	786,488	32,686,441
Johnson & Johnson	2,999,280	196,692,782
Merck & Co., Inc.	5,988,531	225,767,619
Pfizer, Inc.	9,979,779	215,962,418

		888,649,987

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.1%
Applied Materials, Inc.	9,998,202	107,080,743

SOFTWARE — 0.2%
Microsoft Corp.	898,714	23,330,615

SPECIALTY RETAIL — 1.8%
Gap, Inc. (The)	997,000	18,494,350
Lowe's Cos., Inc.	5,998,802	152,249,595

		170,743,945

THRIFTS AND MORTGAGE FINANCE — 2.1%
Capitol Federal Financial, Inc.(2)	8,798,659	101,536,525
People's United Financial, Inc.	7,388,706	94,944,872

		196,481,397

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Vodafone Group plc	9,997,776	27,776,991

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

TOTAL COMMON STOCKS (Cost $5,591,816,129)		6,291,257,188

CONVERTIBLE BONDS — 18.0%

CAPITAL MARKETS — 0.8%
Credit Suisse, (convertible into Goldman Sachs, Inc. (The)), 14.90%, 4/20/12(3)(4)	$179,400	$16,959,758
Goldman Sachs Group, Inc. (The), (convertible into Charles Schwab Corp. (The)), 12.45%, 6/11/12(3)(4)	1,000,000	11,558,000
Janus Capital Group, Inc., 3.25%, 7/15/14	42,512,000	41,980,600

		70,498,358

COMMERCIAL BANKS — 0.2%
UBS AG, (convertible into Comerica, Inc.), 4.05%, 1/17/12(3)(4)	701,600	18,097,772

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Deutsche Bank AG, (convertible into Deutsche Bank AG), 12.98%, 6/19/12(3)(4)	1,930,000	21,714,430
UBS AG, (convertible into JPMorgan Chase & Co.), 5.45%, 1/17/12(3)(4)	591,600	19,540,548

		41,254,978

ENERGY EQUIPMENT AND SERVICES — 0.1%
UBS AG, (convertible into Schlumberger Ltd.), 18.75%, 4/11/12(3)(4)	188,700	12,367,398

HEALTH CARE PROVIDERS AND SERVICES — 4.8%
LifePoint Hospitals, Inc., 3.25%, 8/15/25	155,285,000	158,584,806
LifePoint Hospitals, Inc., 3.50%, 5/15/14	118,944,000	122,214,960
Lincare Holdings, Inc., Series A, 2.75%, 11/1/37	162,346,000	165,998,785

		446,798,551

HOTELS, RESTAURANTS AND LEISURE — 1.6%
International Game Technology, 3.25%, 5/1/14	123,915,000	147,303,956

LIFE SCIENCES TOOLS AND SERVICES — 1.3%
Invitrogen Corp., (convertible into Life Technologies Corp.), 1.50%, 2/15/24(4)	116,886,000	117,470,430

MEDIA — 0.4%
tw telecom, inc., 2.375%, 4/1/26	30,816,000	36,439,920

METALS AND MINING — 0.6%
Newmont Mining Corp., 3.00%, 2/15/12	39,905,000	52,624,719

OIL, GAS AND CONSUMABLE FUELS — 2.2%
Peabody Energy Corp., 4.75%, 12/15/41	204,813,000	209,933,325

PAPER AND FOREST PRODUCTS — 0.8%
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	58,190,000	72,737,500

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
Alexandria Real Estate Equities, Inc., 3.70%, 1/15/27(4)	16,000,000	16,060,000
Annaly Capital Management, Inc., 4.00%, 2/15/15	19,905,000	22,617,056
Boston Properties LP, 2.875%, 2/15/37	63,947,000	64,266,735
Host Hotels & Resorts LP, 3.25%, 4/15/24(4)	127,724,000	138,580,540
Host Hotels & Resorts LP, 2.625%, 4/15/27(4)	22,093,000	22,258,698
Host Hotels & Resorts LP, 2.50%, 10/15/29(4)	9,579,000	11,913,881

		275,696,910

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.6%
Intel Corp., 2.95%, 12/15/35	$69,989,000	$73,225,991
Microchip Technology, Inc., 2.125%, 12/15/37	55,937,000	75,794,635

		149,020,626

SPECIALTY RETAIL†
Best Buy Co., Inc., 2.25%, 1/15/22	3,795,000	3,804,488

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Credit Suisse AG, (convertible into American Tower Corp.), 7.10%, 2/27/12(3)(4)	495,300	28,035,466

TOTAL CONVERTIBLE BONDS (Cost $1,679,357,739)		1,682,084,397

CONVERTIBLE PREFERRED STOCKS — 8.1%

COMMERCIAL BANKS — 3.4%
Wells Fargo & Co., 7.50%	299,999	316,573,945

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Bank of America Corp., 7.25%	49,919	39,337,170

INSURANCE — 1.2%
MetLife, Inc., 5.00%	1,789,461	110,266,587

MACHINERY — 2.2%
Stanley Black & Decker, Inc., 4.75%	1,799,085	210,942,716

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Apache Corp., 6.00%	1,157,636	62,836,482

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Health Care REIT, Inc., 6.50%	370,493	18,958,127

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $790,915,755)		758,915,027

EXCHANGE-TRADED FUNDS — 4.0%

iShares Russell 1000 Value Index Fund	1,999,700	126,940,956
SPDR S&P 500 ETF Trust	1,997,000	250,623,500

TOTAL EXCHANGE-TRADED FUNDS (Cost $371,156,541)		377,564,456

TEMPORARY CASH INVESTMENTS — 2.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $75,543,000), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $73,828,515)		73,828,515
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $37,646,782), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $36,914,298)		36,914,257

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $75,427,140), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $73,828,678)		$73,828,514
SSgA U.S. Government Money Market Fund	42,921,777	42,921,777

TOTAL TEMPORARY CASH INVESTMENTS (Cost $227,493,063)		227,493,063

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $8,660,739,227)		9,337,314,131

OTHER ASSETS AND LIABILITIES — 0.4%		36,072,731

TOTAL NET ASSETS — 100.0%		$9,373,386,862

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

13,734,077	CHF for USD	Credit Suisse AG	1/31/12	$14,628,234	$76,975
134,739,918	EUR for USD	UBS AG	1/31/12	174,415,857	1,651,563
14,312,816	GBP for USD	Credit Suisse AG	1/31/12	22,222,651	182,019
1,046,040,750	JPY for USD	Credit Suisse AG	1/31/12	13,595,377	(145,179)
174,130,429	SEK for USD	Credit Suisse AG	1/31/12	25,268,141	58,448
				$250,130,260	$1,823,826

(Value on Settlement Date $251,954,086)

Notes to Schedule of Investments

CHF	-	Swiss Franc
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end, was $128,273,372, which represented 1.4% of total net assets.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $434,556,921, which represented 4.6% of total net assets.

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$5,797,834,195	—	—
Foreign Common Stocks	175,152,767	$318,270,226	—
Convertible Bonds	—	1,682,084,397	—
Convertible Preferred Stocks	—	758,915,027	—
Exchange-Traded Funds	377,564,456	—	—
Temporary Cash Investments	42,921,777	184,571,286	—

Total Value of Investment Securities	$6,393,473,195	$2,943,840,936	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$1,823,826	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2011 follows:

Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Capitol Federal Financial, Inc.	7,089,005	$23,262,912	$3,960,033	$(442,875)	$2,559,819	8,798,659	$101,536,525
Nicor, Inc.	2,125,440	8,173,709	123,414,327	27,660,782	2,831,826	–	– (1)
WGL Holdings, Inc.	2,552,888	3,133,698	2,406,962	276,832	2,968,635	2,568,917	113,597,510
		$34,570,319	$129,781,322	$27,494,739	$8,360,279	11,367,576	$215,134,035

(1) Company was not an affiliate at December 31, 2011.

Equity Income - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

4. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,885,838,173
Gross tax appreciation of investments	$706,955,025
Gross tax depreciation of investments	(255,479,067)
Net tax appreciation (depreciation) of investments	$451,475,958

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

December 31, 2011

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.9%

AEROSPACE AND DEFENSE — 2.6%
Boeing Co. (The)	15,345	$1,125,556
General Dynamics Corp.	7,445	494,422
Goodrich Corp.	2,575	318,528
Honeywell International, Inc.	16,133	876,829
L-3 Communications Holdings, Inc.	2,078	138,561
Lockheed Martin Corp.	5,485	443,737
Northrop Grumman Corp.	5,533	323,570
Precision Castparts Corp.	3,022	497,995
Raytheon Co.	7,242	350,368
Rockwell Collins, Inc.	3,012	166,774
Textron, Inc.	5,506	101,806
United Technologies Corp.	18,660	1,363,859

		6,202,005

AIR FREIGHT AND LOGISTICS — 1.0%
CH Robinson Worldwide, Inc.	3,287	229,367
Expeditors International of Washington, Inc.	4,491	183,951
FedEx Corp.	6,655	555,759
United Parcel Service, Inc., Class B	19,909	1,457,140

		2,426,217

AIRLINES — 0.1%
Southwest Airlines Co.	16,863	144,347

AUTO COMPONENTS — 0.3%
BorgWarner, Inc.(1)	2,201	140,292
Goodyear Tire & Rubber Co. (The)(1)	5,318	75,356
Johnson Controls, Inc.	13,979	436,983

		652,631

AUTOMOBILES — 0.4%
Ford Motor Co.(1)	78,366	843,218
Harley-Davidson, Inc.	4,944	192,173

		1,035,391

BEVERAGES — 2.6%
Beam, Inc.	3,209	164,397
Brown-Forman Corp., Class B	2,074	166,978
Coca-Cola Co. (The)	47,061	3,292,858
Coca-Cola Enterprises, Inc.	6,290	162,156
Constellation Brands, Inc., Class A(1)	3,600	74,412
Dr Pepper Snapple Group, Inc.	4,372	172,607
Molson Coors Brewing Co., Class B	3,161	137,630
PepsiCo, Inc.	32,412	2,150,536

		6,321,574

BIOTECHNOLOGY — 1.2%
Amgen, Inc.	16,383	1,051,952
Biogen Idec, Inc.(1)	5,029	553,442
Celgene Corp.(1)	9,163	619,419

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Gilead Sciences, Inc.(1)	15,502	$634,497

		2,859,310

BUILDING PRODUCTS†
Masco Corp.	7,799	81,734

CAPITAL MARKETS — 1.8%
Ameriprise Financial, Inc.	4,574	227,053
Bank of New York Mellon Corp. (The)	24,922	496,197
BlackRock, Inc.	2,131	379,829
Charles Schwab Corp. (The)	23,113	260,252
E*Trade Financial Corp.(1)	5,684	45,245
Federated Investors, Inc. Class B	1,860	28,179
Franklin Resources, Inc.	3,043	292,311
Goldman Sachs Group, Inc. (The)	10,150	917,864
Invesco Ltd.	9,120	183,221
Legg Mason, Inc.	2,397	57,648
Morgan Stanley	30,913	467,714
Northern Trust Corp.	5,478	217,257
State Street Corp.	10,339	416,765
T. Rowe Price Group, Inc.	5,070	288,737

		4,278,272

CHEMICALS — 2.2%
Air Products & Chemicals, Inc.	4,315	367,595
Airgas, Inc.	1,375	107,360
CF Industries Holdings, Inc.	1,369	198,478
Dow Chemical Co. (The)	24,242	697,200
E.I. du Pont de Nemours & Co.	18,968	868,355
Eastman Chemical Co.	2,970	116,008
Ecolab, Inc.	6,274	362,700
FMC Corp.	1,440	123,897
International Flavors & Fragrances, Inc.	1,730	90,686
Monsanto Co.	11,067	775,465
Mosaic Co. (The)	6,225	313,927
PPG Industries, Inc.	3,128	261,157
Praxair, Inc.	6,192	661,925
Sherwin-Williams Co. (The)	1,847	164,882
Sigma-Aldrich Corp.	2,536	158,398

		5,268,033

COMMERCIAL BANKS — 2.6%
BB&T Corp.	14,377	361,869
Comerica, Inc.	4,327	111,636
Fifth Third Bancorp	18,275	232,458
First Horizon National Corp.	5,373	42,984
Huntington Bancshares, Inc.	16,435	90,228
KeyCorp	20,451	157,268
M&T Bank Corp.	2,461	187,873
PNC Financial Services Group, Inc.	10,710	617,646
Regions Financial Corp.	25,910	111,413
SunTrust Banks, Inc.	11,162	197,567

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

U.S. Bancorp	39,613	$1,071,532
Wells Fargo & Co.	109,069	3,005,942
Zions BanCorp.	3,969	64,615

		6,253,031

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Avery Dennison Corp.	1,928	55,295
Cintas Corp.	2,105	73,275
Iron Mountain, Inc.	3,863	118,980
Pitney Bowes, Inc.	3,828	70,971
Republic Services, Inc.	6,482	178,579
RR Donnelley & Sons Co.	4,129	59,582
Stericycle, Inc.(1)	1,759	137,061
Waste Management, Inc.	9,439	308,750

		1,002,493

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	111,131	2,009,248
F5 Networks, Inc.(1)	1,688	179,131
Harris Corp.	2,512	90,532
JDS Uniphase Corp.(1)	4,479	46,761
Juniper Networks, Inc.(1)	10,719	218,775
Motorola Mobility Holdings, Inc.(1)	5,582	216,582
Motorola Solutions, Inc.	5,842	270,426
QUALCOMM, Inc.	34,960	1,912,312

		4,943,767

COMPUTERS AND PERIPHERALS — 4.5%
Apple, Inc.(1)	19,238	7,791,390
Dell, Inc.(1)	31,584	462,074
EMC Corp.(1)	42,025	905,218
Hewlett-Packard Co.	41,031	1,056,959
Lexmark International, Inc., Class A	1,357	44,876
NetApp, Inc.(1)	7,631	276,776
SanDisk Corp.(1)	5,013	246,690
Western Digital Corp.(1)	4,692	145,217

		10,929,200

CONSTRUCTION AND ENGINEERING — 0.2%
Fluor Corp.	3,453	173,513
Jacobs Engineering Group, Inc.(1)	2,830	114,841
Quanta Services, Inc.(1)	4,092	88,142

		376,496

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	2,818	110,888

CONSUMER FINANCE — 0.7%
American Express Co.	20,828	982,456
Capital One Financial Corp.	9,427	398,668
Discover Financial Services	11,077	265,848

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

SLM Corp.	10,577	$141,732

		1,788,704

CONTAINERS AND PACKAGING — 0.1%
Ball Corp.	3,591	128,235
Bemis Co., Inc.	1,971	59,288
Owens-Illinois, Inc.(1)	3,725	72,190
Sealed Air Corp.	3,345	57,567

		317,280

DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,291	201,409

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	2,262	121,854
DeVry, Inc.	1,439	55,344
H&R Block, Inc.	5,913	96,559

		273,757

DIVERSIFIED FINANCIAL SERVICES — 2.7%
Bank of America Corp.	209,734	1,166,121
Citigroup, Inc.	60,622	1,594,965
CME Group, Inc.	1,349	328,711
IntercontinentalExchange, Inc.(1)	1,540	185,647
JPMorgan Chase & Co.	78,514	2,610,590
Leucadia National Corp.	4,371	99,397
McGraw-Hill Cos., Inc. (The)	5,864	263,704
Moody's Corp.	3,834	129,129
NASDAQ OMX Group, Inc. (The)(1)	2,729	66,888
NYSE Euronext	5,473	142,845

		6,587,997

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	122,472	3,703,553
CenturyLink, Inc.	12,988	483,154
Frontier Communications Corp.	20,660	106,399
Verizon Communications, Inc.	58,621	2,351,875
Windstream Corp.	12,280	144,167

		6,789,148

ELECTRIC UTILITIES — 2.0%
American Electric Power Co., Inc.	10,063	415,702
Duke Energy Corp.	27,865	613,030
Edison International	6,596	273,074
Entergy Corp.	3,649	266,559
Exelon Corp.	13,647	591,870
FirstEnergy Corp.	8,762	388,157
NextEra Energy, Inc.	8,668	527,708
Northeast Utilities	3,565	128,590
Pepco Holdings, Inc.	4,768	96,790
Pinnacle West Capital Corp.	2,159	104,021

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

PPL Corp.	12,037	$354,129
Progress Energy, Inc.	5,994	335,784
Southern Co.	17,797	823,823

		4,919,237

ELECTRICAL EQUIPMENT — 0.5%
Cooper Industries plc	3,165	171,385
Emerson Electric Co.	15,261	711,010
Rockwell Automation, Inc.	3,006	220,550
Roper Industries, Inc.	1,949	169,310

		1,272,255

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Amphenol Corp. Class A	3,258	147,881
Corning, Inc.	33,024	428,651
FLIR Systems, Inc.	2,981	74,734
Jabil Circuit, Inc.	3,946	77,578
Molex, Inc.	3,017	71,986
TE Connectivity Ltd.	8,748	269,526

		1,070,356

ENERGY EQUIPMENT AND SERVICES — 1.9%
Baker Hughes, Inc.	8,903	433,042
Cameron International Corp.(1)	4,927	242,359
Diamond Offshore Drilling, Inc.	1,532	84,658
FMC Technologies, Inc.(1)	5,051	263,814
Halliburton Co.	19,062	657,830
Helmerich & Payne, Inc.	2,152	125,591
Nabors Industries Ltd.(1)	5,924	102,722
National Oilwell Varco, Inc.	8,686	590,561
Noble Corp.(1)	5,393	162,976
Rowan Cos., Inc.(1)	2,754	83,529
Schlumberger Ltd.	27,655	1,889,113

		4,636,195

FOOD AND STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	9,036	752,880
CVS Caremark Corp.	26,921	1,097,838
Kroger Co. (The)	12,633	305,971
Safeway, Inc.	7,094	149,258
SUPERVALU, Inc.	4,372	35,501
SYSCO Corp.	12,319	361,316
Wal-Mart Stores, Inc.	36,158	2,160,802
Walgreen Co.	18,557	613,495
Whole Foods Market, Inc.	3,352	233,232

		5,710,293

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	14,091	403,002
Campbell Soup Co.	3,882	129,038
ConAgra Foods, Inc.	8,505	224,532

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Dean Foods Co.(1)	3,575	$40,040
General Mills, Inc.	13,244	535,190
H.J. Heinz Co.	6,492	350,828
Hershey Co. (The)	3,227	199,364
Hormel Foods Corp.	3,086	90,389
J.M. Smucker Co. (The)	2,292	179,166
Kellogg Co.	5,181	262,003
Kraft Foods, Inc., Class A	36,374	1,358,932
McCormick & Co., Inc.	2,672	134,722
Mead Johnson Nutrition Co.	4,174	286,879
Sara Lee Corp.	12,479	236,103
Tyson Foods, Inc., Class A	5,925	122,292

		4,552,480

GAS UTILITIES — 0.1%
AGL Resources, Inc.(2)	2,408	101,762
ONEOK, Inc.	2,208	191,412

		293,174

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.7%
Baxter International, Inc.	11,770	582,380
Becton Dickinson and Co.	4,494	335,792
Boston Scientific Corp.(1)	29,560	157,850
C.R. Bard, Inc.	1,686	144,153
CareFusion Corp.(1)	4,441	112,846
Covidien plc	9,965	448,525
DENTSPLY International, Inc.	3,044	106,510
Edwards Lifesciences Corp.(1)	2,355	166,498
Intuitive Surgical, Inc.(1)	812	375,964
Medtronic, Inc.	21,844	835,533
St. Jude Medical, Inc.	6,528	223,910
Stryker Corp.	6,583	327,241
Varian Medical Systems, Inc.(1)	2,234	149,968
Zimmer Holdings, Inc.(1)	3,652	195,090

		4,162,260

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	7,354	310,265
AmerisourceBergen Corp.	5,485	203,987
Cardinal Health, Inc.	7,206	292,636
CIGNA Corp.	5,963	250,446
Coventry Health Care, Inc.(1)	2,861	86,889
DaVita, Inc.(1)	2,018	152,985
Express Scripts, Inc.(1)	10,195	455,615
Humana, Inc.	3,424	299,977
Laboratory Corp. of America Holdings(1)	2,125	182,686
McKesson Corp.	5,143	400,691
Medco Health Solutions, Inc.(1)	8,048	449,883
Patterson Cos., Inc.	2,093	61,785
Quest Diagnostics, Inc.	3,309	192,120
Tenet Healthcare Corp.(1)	7,844	40,240
UnitedHealth Group, Inc.	21,987	1,114,301

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

WellPoint, Inc.	7,151	$473,754

		4,968,260

HOTELS, RESTAURANTS AND LEISURE — 2.0%
Carnival Corp.	9,361	305,543
Chipotle Mexican Grill, Inc.(1)	645	217,842
Darden Restaurants, Inc.	2,845	129,675
International Game Technology	5,919	101,807
Marriott International, Inc. Class A	5,407	157,722
McDonald's Corp.	21,170	2,123,986
Starbucks Corp.	15,320	704,873
Starwood Hotels & Resorts Worldwide, Inc.	4,040	193,799
Wyndham Worldwide Corp.	3,209	121,396
Wynn Resorts Ltd.	1,575	174,022
Yum! Brands, Inc.	9,458	558,117

		4,788,782

HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	5,154	64,992
Harman International Industries, Inc.	1,585	60,293
Leggett & Platt, Inc.	2,851	65,687
Lennar Corp., Class A	3,708	72,862
Newell Rubbermaid, Inc.	5,581	90,133
PulteGroup, Inc.(1)	7,031	44,366
Whirlpool Corp.	1,718	81,519

		479,852

HOUSEHOLD PRODUCTS — 2.3%
Clorox Co.	2,722	181,176
Colgate-Palmolive Co.	10,014	925,194
Kimberly-Clark Corp.	8,256	607,311
Procter & Gamble Co. (The)	56,989	3,801,736

		5,515,417

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	13,792	163,297
Constellation Energy Group, Inc.	4,136	164,075
NRG Energy, Inc.(1)	4,854	87,955

		415,327

INDUSTRIAL CONGLOMERATES — 2.5%
3M Co.	14,446	1,180,672
Danaher Corp.	11,975	563,304
General Electric Co.	218,152	3,907,102
Tyco International Ltd.	9,387	438,467

		6,089,545

INSURANCE — 3.5%
ACE Ltd.	7,074	496,029
Aflac, Inc.	9,644	417,200
Allstate Corp. (The)	10,579	289,970

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

American International Group, Inc.(1)	9,189	$213,185
Aon Corp.	6,825	319,410
Assurant, Inc.	1,827	75,017
Berkshire Hathaway, Inc., Class B(1)	36,342	2,772,895
Chubb Corp. (The)	5,770	399,399
Cincinnati Financial Corp.	3,199	97,442
Genworth Financial, Inc., Class A(1)	11,104	72,731
Hartford Financial Services Group, Inc.	9,539	155,009
Lincoln National Corp.	6,603	128,230
Loews Corp.	6,441	242,504
Marsh & McLennan Cos., Inc.	11,257	355,946
MetLife, Inc.	21,813	680,129
Principal Financial Group, Inc.	6,099	150,035
Progressive Corp. (The)	12,593	245,689
Prudential Financial, Inc.	9,673	484,811
Torchmark Corp.	1,918	83,222
Travelers Cos., Inc. (The)	8,520	504,128
Unum Group	5,872	123,723
XL Group plc	6,421	126,943

		8,433,647

INTERNET AND CATALOG RETAIL — 0.8%
Amazon.com, Inc.(1)	7,571	1,310,540
Expedia, Inc.	2,038	59,143
Netflix, Inc.(1)	1,129	78,228
priceline.com, Inc.(1)	1,045	488,757
TripAdvisor, Inc.(1)	2,038	51,378

		1,988,046

INTERNET SOFTWARE AND SERVICES — 2.0%
Akamai Technologies, Inc.(1)	3,619	116,821
eBay, Inc.(1)	23,687	718,427
Google, Inc., Class A(1)	5,220	3,371,598
VeriSign, Inc.	3,441	122,912
Yahoo!, Inc.(1)	25,376	409,315

		4,739,073

IT SERVICES — 3.8%
Accenture plc, Class A	13,199	702,583
Automatic Data Processing, Inc.	9,958	537,832
Cognizant Technology Solutions Corp., Class A(1)	6,325	406,761
Computer Sciences Corp.	2,903	68,801
Fidelity National Information Services, Inc.	4,894	130,131
Fiserv, Inc.(1)	2,835	166,528
International Business Machines Corp.(2)	24,377	4,482,443
MasterCard, Inc., Class A	2,199	819,831
Paychex, Inc.	6,832	205,711
SAIC, Inc.(1)	5,778	71,012
Teradata Corp.(1)	3,534	171,434
Total System Services, Inc.	3,616	70,729
Visa, Inc., Class A	10,579	1,074,086

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Western Union Co. (The)	12,958	$236,613

		9,144,495

LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Hasbro, Inc.	2,534	80,809
Mattel, Inc.	6,744	187,214

		268,023

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Agilent Technologies, Inc.(1)	7,112	248,422
Life Technologies Corp.(1)	3,826	148,870
PerkinElmer, Inc.	2,672	53,440
Thermo Fisher Scientific, Inc.(1)	7,932	356,702
Waters Corp.(1)	1,883	139,436

		946,870

MACHINERY — 2.0%
Caterpillar, Inc.	13,389	1,213,044
Cummins, Inc.	4,052	356,657
Deere & Co.	8,645	668,691
Dover Corp.	3,695	214,495
Eaton Corp.	6,759	294,219
Flowserve Corp.	1,074	106,670
Illinois Tool Works, Inc.	10,045	469,202
Ingersoll-Rand plc	6,632	202,077
Joy Global, Inc.	2,090	156,687
PACCAR, Inc.	7,528	282,074
Pall Corp.	2,302	131,559
Parker-Hannifin Corp.	3,034	231,343
Snap-On, Inc.	1,315	66,565
Stanley Black & Decker, Inc.	3,559	240,588
Xylem, Inc.	3,922	100,756

		4,734,627

MEDIA — 2.9%
Cablevision Systems Corp., Class A	4,851	68,981
CBS Corp., Class B	13,376	363,025
Comcast Corp., Class A	56,542	1,340,611
DirecTV, Class A(1)	14,529	621,260
Discovery Communications, Inc. Class A(1)	5,342	218,862
Gannett Co., Inc.	5,406	72,278
Interpublic Group of Cos., Inc. (The)	9,943	96,745
News Corp. Class A	45,291	807,991
Omnicom Group, Inc.	5,677	253,081
Scripps Networks Interactive, Inc. Class A	1,994	84,585
Time Warner Cable, Inc.	6,679	424,584
Time Warner, Inc.	20,734	749,327
Viacom, Inc., Class B	11,446	519,763
Walt Disney Co. (The)	37,121	1,392,038
Washington Post Co. (The), Class B	98	36,927

		7,050,058

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

METALS AND MINING — 0.9%
Alcoa, Inc.	21,339	$184,582
Allegheny Technologies, Inc.	2,232	106,690
Cliffs Natural Resources, Inc.	3,057	190,604
Freeport-McMoRan Copper & Gold, Inc.	19,552	719,318
Newmont Mining Corp.	10,191	611,562
Nucor Corp.	6,571	260,014
Titanium Metals Corp.	1,223	18,321
United States Steel Corp.	2,755	72,897

		2,163,988

MULTI-UTILITIES — 1.4%
Ameren Corp.	4,940	163,662
CenterPoint Energy, Inc.	8,884	178,480
CMS Energy Corp.	4,955	109,406
Consolidated Edison, Inc.	5,970	370,319
Dominion Resources, Inc.	11,956	634,625
DTE Energy Co.	3,638	198,089
Integrys Energy Group, Inc.	1,591	86,200
NiSource, Inc.	6,083	144,836
PG&E Corp.	8,257	340,354
Public Service Enterprise Group, Inc.	10,532	347,661
SCANA Corp.	2,212	99,673
Sempra Energy	4,860	267,300
TECO Energy, Inc.	4,470	85,556
Wisconsin Energy Corp.	4,775	166,934
Xcel Energy, Inc.	9,783	270,402

		3,463,497

MULTILINE RETAIL — 0.8%
Big Lots, Inc.(1)	1,470	55,507
Dollar Tree, Inc.(1)	2,472	205,448
Family Dollar Stores, Inc.	2,559	147,552
JC Penney Co., Inc.	3,043	106,961
Kohl's Corp.	5,250	259,087
Macy's, Inc.	8,560	275,461
Nordstrom, Inc.	3,201	159,122
Sears Holdings Corp.(1)	742	23,581
Target Corp.	13,807	707,195

		1,939,914

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	28,075	223,477

OIL, GAS AND CONSUMABLE FUELS — 10.1%
Alpha Natural Resources, Inc.(1)	4,436	90,627
Anadarko Petroleum Corp.	10,243	781,848
Apache Corp.	7,915	716,941
Cabot Oil & Gas Corp.	2,177	165,234
Chesapeake Energy Corp.	13,850	308,717
Chevron Corp.	41,210	4,384,744
ConocoPhillips	27,517	2,005,164

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

CONSOL Energy, Inc.	4,793	$175,903
Denbury Resources, Inc.(1)	8,271	124,892
Devon Energy Corp.	8,336	516,832
El Paso Corp.	16,214	430,806
EOG Resources, Inc.	5,533	545,056
EQT Corp.	3,122	171,054
Exxon Mobil Corp.	99,231	8,410,820
Hess Corp.	6,079	345,287
Marathon Oil Corp.	14,766	432,201
Marathon Petroleum Corp.	7,395	246,180
Murphy Oil Corp.	4,116	229,426
Newfield Exploration Co.(1)	2,806	105,870
Noble Energy, Inc.	3,685	347,827
Occidental Petroleum Corp.	16,723	1,566,945
Peabody Energy Corp.	5,449	180,416
Pioneer Natural Resources Co.	2,468	220,837
QEP Resources, Inc.	3,539	103,693
Range Resources Corp.	3,152	195,235
Southwestern Energy Co.(1)	7,096	226,646
Spectra Energy Corp.	13,588	417,831
Sunoco, Inc.	2,106	86,388
Tesoro Corp.(1)	2,578	60,222
Valero Energy Corp.	11,541	242,938
Williams Cos., Inc. (The)	12,379	408,755

		24,245,335

PAPER AND FOREST PRODUCTS — 0.2%
International Paper Co.	9,058	268,117
MeadWestvaco Corp.	3,721	111,444

		379,561

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	9,172	160,235
Estee Lauder Cos., Inc. (The), Class A	2,319	260,470

		420,705

PHARMACEUTICALS — 6.2%
Abbott Laboratories	32,079	1,803,802
Allergan, Inc.	6,362	558,202
Bristol-Myers Squibb Co.	34,847	1,228,008
Eli Lilly & Co.	21,051	874,879
Forest Laboratories, Inc.(1)	5,626	170,243
Hospira, Inc.(1)	3,507	106,508
Johnson & Johnson	56,396	3,698,450
Merck & Co., Inc.	63,078	2,378,041
Mylan, Inc.(1)	8,451	181,358
Perrigo Co.	1,919	186,719
Pfizer, Inc.	159,046	3,441,755
Watson Pharmaceuticals, Inc.(1)	2,611	157,548

		14,785,513

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,062	$79,469
Equifax, Inc.	2,324	90,032
Robert Half International, Inc.	3,134	89,194

		258,695

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.8%
Apartment Investment & Management Co., Class A	2,496	57,183
AvalonBay Communities, Inc.	1,983	258,980
Boston Properties, Inc.	3,111	309,856
Equity Residential	6,243	356,038
HCP, Inc.	8,470	350,912
Health Care REIT, Inc.	3,968	216,375
Host Hotels & Resorts, Inc.	13,983	206,529
Kimco Realty Corp.	8,428	136,871
Plum Creek Timber Co., Inc.	3,256	119,039
ProLogis, Inc.	9,619	275,007
Public Storage	2,977	400,287
Simon Property Group, Inc.	6,085	784,600
Ventas, Inc.	5,937	327,307
Vornado Realty Trust	3,845	295,527
Weyerhaeuser Co.	11,412	213,062

		4,307,573

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Group, Inc.(1)	6,981	106,251

ROAD AND RAIL — 0.9%
CSX Corp.	21,546	453,759
Norfolk Southern Corp.	6,923	504,410
Ryder System, Inc.	1,199	63,715
Union Pacific Corp.	10,004	1,059,823

		2,081,707

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc.(1)	12,296	66,398
Altera Corp.	6,871	254,914
Analog Devices, Inc.	6,209	222,158
Applied Materials, Inc.	27,581	295,393
Broadcom Corp., Class A(1)	10,152	298,063
First Solar, Inc.(1)	1,222	41,255
Intel Corp.	105,262	2,552,603
KLA-Tencor Corp.	3,411	164,581
Linear Technology Corp.	4,577	137,447
LSI Corp.(1)	11,285	67,146
Microchip Technology, Inc.	3,793	138,938
Micron Technology, Inc.(1)	21,547	135,531
Novellus Systems, Inc.(1)	1,271	52,480
NVIDIA Corp.(1)	12,450	172,557
Teradyne, Inc.(1)	3,699	50,417
Texas Instruments, Inc.	23,621	687,607

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Xilinx, Inc.	5,372	$172,226

		5,509,714

SOFTWARE — 3.5%
Adobe Systems, Inc.(1)	10,464	295,817
Autodesk, Inc.(1)	4,618	140,064
BMC Software, Inc.(1)	3,280	107,518
CA, Inc.	7,971	161,134
Cerner Corp.(1)	3,014	184,608
Citrix Systems, Inc.(1)	3,954	240,087
Electronic Arts, Inc.(1)	6,864	141,398
Intuit, Inc.	6,083	319,905
Microsoft Corp.	154,751	4,017,336
Oracle Corp.	81,627	2,093,733
Red Hat, Inc.(1)	3,932	162,352
Salesforce.com, Inc.(1)	2,857	289,871
Symantec Corp.(1)	14,909	233,326

		8,387,149

SPECIALTY RETAIL — 1.9%
Abercrombie & Fitch Co., Class A	1,626	79,414
AutoNation, Inc.(1)	922	33,994
AutoZone, Inc.(1)	584	189,782
Bed Bath & Beyond, Inc.(1)	4,870	282,314
Best Buy Co., Inc.	5,684	132,835
CarMax, Inc.(1)	4,533	138,166
GameStop Corp., Class A(1)	2,974	71,763
Gap, Inc. (The)	7,197	133,504
Home Depot, Inc. (The)	31,929	1,342,295
Limited Brands, Inc.	5,126	206,834
Lowe's Cos., Inc.	25,780	654,296
O'Reilly Automotive, Inc.(1)	2,578	206,111
Orchard Supply Hardware Stores Corp. Class A(1)	33	281
Ross Stores, Inc.	4,656	221,300
Staples, Inc.	14,661	203,641
Tiffany & Co.	2,645	175,258
TJX Cos., Inc. (The)	7,845	506,395
Urban Outfitters, Inc.(1)	2,310	63,664

		4,641,847

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	5,951	363,249
NIKE, Inc., Class B	7,621	734,436
Ralph Lauren Corp.	1,354	186,960
VF Corp.	1,833	232,773

		1,517,418

THRIFTS AND MORTGAGE FINANCE — 0.1%
Hudson City Bancorp., Inc.	11,508	71,925
People's United Financial, Inc.	6,888	88,511

		160,436

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

TOBACCO — 2.0%
Altria Group, Inc.	42,660	$1,264,869
Lorillard, Inc.	2,858	325,812
Philip Morris International, Inc.	35,940	2,820,571
Reynolds American, Inc.	6,837	283,189

		4,694,441

TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Fastenal Co.	6,209	270,775
W.W. Grainger, Inc.	1,291	241,662

		512,437

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
American Tower Corp. Class A	8,098	485,961
MetroPCS Communications, Inc.(1)	6,234	54,111
Sprint Nextel Corp.(1)	58,919	137,871

		677,943

TOTAL COMMON STOCKS (Cost $181,606,972)		235,499,557

PREFERRED STOCKS†

SPECIALTY RETAIL†
Orchard Supply Hardware Stores Corp., 0.00% (Cost $—)	33	281

TEMPORARY CASH INVESTMENTS — 2.1%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $1,425,834), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $1,393,474)		1,393,474
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $710,563), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $696,738)		696,737
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,423,647), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $1,393,477)		1,393,474
SSgA U.S. Government Money Market Fund	807,515	807,515
U.S. Treasury Bills 0.02%, 5/3/12(2)(3)	730,000	729,945

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,021,148)		5,021,145

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $186,628,120)	240,520,983

OTHER ASSETS AND LIABILITIES†	67,011

TOTAL NET ASSETS — 100.0%	$240,587,994

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

88	S&P 500 E-Mini	March 2012	$5,511,440	$85,390

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $5,512,000.
(3)	The rate indicated is the yield to maturity at purchase.

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Equity Index - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$235,499,557	—	—
Preferred Stocks	—	$281	—
Temporary Cash Investments	807,515	4,213,630	—

Total Value of Investment Securities	$236,307,072	$4,213,911	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$85,390	—	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$195,430,926
Gross tax appreciation of investments	$78,180,334
Gross tax depreciation of investments	(33,090,277)
Net tax appreciation (depreciation) of investments	$45,090,057

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Real Estate Fund

December 31, 2011

Global Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 90.1%

AUSTRALIA — 6.9%
CFS Retail Property Trust	34,324	$59,154
Goodman Group	238,284	138,919
Mirvac Group	99,624	120,237
Westfield Group	28,336	226,350

		544,660

BRAZIL — 0.9%
BR Malls Participacoes SA	7,100	68,973

CANADA — 4.0%
Boardwalk Real Estate Investment Trust	2,875	142,346
RioCan Real Estate Investment Trust	6,620	171,746

		314,092

FRANCE — 2.5%
Unibail-Rodamco SE	1,123	201,883

GERMANY — 1.9%
Alstria Office REIT-AG	6,285	74,804
GSW Immobilien AG(1)	2,743	79,523

		154,327

HONG KONG — 10.4%
Cheung Kong Holdings Ltd.	12,000	142,765
China Overseas Land & Investment Ltd.	40,000	66,850
China Resources Land Ltd.	48,000	77,130
Link Real Estate Investment Trust (The)	57,500	211,740
Sino Land Co. Ltd.	78,000	111,076
Sun Hung Kai Properties Ltd.	13,000	162,948
Wharf Holdings Ltd.	11,000	49,713

		822,222

INDONESIA — 0.9%
PT Alam Sutera Realty Tbk	677,500	34,370
PT Lippo Karawaci Tbk	542,500	39,487

		73,857

JAPAN — 8.3%
Daito Trust Construction Co. Ltd.	1,200	102,897
Japan Prime Realty Investment Corp.	59	138,972
Mitsubishi Estate Co. Ltd.	11,000	164,350
Mitsui Fudosan Co. Ltd.	8,000	116,617
United Urban Investment Corp.	116	131,568

		654,404

PEOPLE'S REPUBLIC OF CHINA — 0.8%
Evergrande Real Estate Group Ltd.	146,000	60,531

PHILIPPINES — 0.6%
Ayala Land, Inc.	41,500	14,427

Global Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

SM Prime Holdings, Inc.	116,000	$35,194

		49,621

SINGAPORE — 3.2%
Fraser and Neave Ltd.	16,000	76,481
Global Logistic Properties Ltd.(1)	38,000	51,417
Mapletree Industrial Trust	150,000	124,321

		252,219

SWEDEN — 0.9%
Castellum AB	6,008	74,467

SWITZERLAND — 0.8%
PSP Swiss Property AG(1)	732	61,253

UNITED KINGDOM — 3.1%
Capital & Counties Properties plc	34,007	97,493
Land Securities Group plc	15,073	148,760

		246,253

UNITED STATES — 44.9%
American Capital Agency Corp.	4,651	130,600
American Tower Corp. Class A	2,422	145,344
Boston Properties, Inc.	1,884	187,646
BRE Properties, Inc.	3,377	170,471
DDR Corp.	13,907	169,248
Digital Realty Trust, Inc.	2,348	156,541
Education Realty Trust, Inc.	17,346	177,450
Essex Property Trust, Inc.	1,380	193,904
Extra Space Storage, Inc.	4,281	103,729
Federal Realty Investment Trust	1,269	115,162
HCP, Inc.	1,777	73,621
Health Care REIT, Inc.	4,186	228,262
Host Hotels & Resorts, Inc.	6,452	95,296
Kilroy Realty Corp.	3,994	152,052
Post Properties, Inc.	3,867	169,065
Public Storage	1,698	228,313
Rayonier, Inc.	4,458	198,960
Simon Property Group, Inc.	3,366	434,012
Taubman Centers, Inc.	2,556	158,728
Ventas, Inc.	3,544	195,381
Wyndham Worldwide Corp.	1,895	71,688

		3,555,473

TOTAL COMMON STOCKS (Cost $6,955,358)		7,134,235

TEMPORARY CASH INVESTMENTS — 1.4%

SSgA U.S. Government Money Market Fund (Cost $110,328)	110,328	110,328

Global Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 91.5% (Cost $7,065,686)	7,244,563

OTHER ASSETS AND LIABILITIES(2) — 8.5%	673,513

TOTAL NET ASSETS — 100.0%	$7,918,076

Sub-Industry Allocation

(as a % of net assets)

Retail REITs	22.1%
Specialized REITs	14.2%
Residential REITs	10.7%
Office REITs	8.9%
Diversified Real Estate Activities	8.2%
Real Estate Development	6.3%
Real Estate Operating Companies	5.8%
Diversified REITs	5.1%
Industrial REITs	3.4%
Wireless Telecommunication Services	1.8%
Mortgage REITs	1.7%
Industrial Conglomerates	1.0%
Hotels, Resorts and Cruise Lines	0.9%
Cash and Equivalents*	9.9%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

REIT	-	Real Estate Investment Trust

(1)	Non-income producing.
(2)	Amount relates primarily to securities sold, but not settled, at period end.

Global Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	—	$3,578,762	—
Domestic Common Stocks	$3,555,473	—	—
Temporary Cash Investments	110,328	—	—

Total Value of Investment Securities	$3,665,801	$3,578,762	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,265,899
Gross tax appreciation of investments	$135,329
Gross tax depreciation of investments	(156,665)
Net tax appreciation (depreciation) of investments	$(21,336)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

December 31, 2011

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 100.0%

AEROSPACE AND DEFENSE — 1.7%
Honeywell International, Inc.	58,200	$3,163,170
Lockheed Martin Corp.	23,000	1,860,700
Northrop Grumman Corp.	29,200	1,707,616
Raytheon Co.	92,900	4,494,502

		11,225,988

AIRLINES — 0.4%
Southwest Airlines Co.	352,100	3,013,976

AUTOMOBILES — 0.9%
Ford Motor Co.(1)	553,600	5,956,736

BEVERAGES — 0.9%
PepsiCo, Inc.	91,900	6,097,565

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	160,400	10,299,284
Gilead Sciences, Inc.(1)	46,200	1,890,966

		12,190,250

CAPITAL MARKETS — 3.6%
Ameriprise Financial, Inc.	125,900	6,249,676
Bank of New York Mellon Corp. (The)	274,300	5,461,313
BlackRock, Inc.	23,700	4,224,288
Goldman Sachs Group, Inc. (The)	72,100	6,520,003
Morgan Stanley	142,200	2,151,486

		24,606,766

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co.	60,100	2,751,378

COMMERCIAL BANKS — 6.3%
PNC Financial Services Group, Inc.	158,000	9,111,860
U.S. Bancorp	426,800	11,544,940
Wells Fargo & Co.	805,400	22,196,824

		42,853,624

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
Avery Dennison Corp.	85,300	2,446,404

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	940,100	16,997,008

COMPUTERS AND PERIPHERALS — 1.8%
Hewlett-Packard Co.	369,400	9,515,744
Western Digital Corp.(1)	95,300	2,949,535

		12,465,279

DIVERSIFIED FINANCIAL SERVICES — 5.0%
Bank of America Corp.	560,300	3,115,268
Citigroup, Inc.	414,400	10,902,864

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

JPMorgan Chase & Co.	597,900	$19,880,175

		33,898,307

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
AT&T, Inc.	751,200	22,716,288
CenturyLink, Inc.	212,800	7,916,160
Verizon Communications, Inc.	256,900	10,306,828

		40,939,276

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	163,700	6,762,447
Exelon Corp.	132,500	5,746,525
Pinnacle West Capital Corp.	86,300	4,157,934
PPL Corp.	180,300	5,304,426

		21,971,332

ENERGY EQUIPMENT AND SERVICES — 1.3%
Baker Hughes, Inc.	48,200	2,344,448
National Oilwell Varco, Inc.	19,700	1,339,403
Schlumberger Ltd.	56,800	3,880,008
Transocean Ltd.	38,600	1,481,854

		9,045,713

FOOD AND STAPLES RETAILING — 3.2%
CVS Caremark Corp.	240,800	9,819,824
Kroger Co. (The)	146,500	3,548,230
SYSCO Corp.	39,900	1,170,267
Wal-Mart Stores, Inc.	115,900	6,926,184

		21,464,505

FOOD PRODUCTS — 0.7%
Kraft Foods, Inc., Class A	120,000	4,483,200

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Medtronic, Inc.	171,600	6,563,700

HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Aetna, Inc.	96,000	4,050,240
Quest Diagnostics, Inc.	24,500	1,422,470
WellPoint, Inc.	63,400	4,200,250

		9,672,960

HOUSEHOLD PRODUCTS — 3.2%
Procter & Gamble Co. (The)	326,200	21,760,802

INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	1,417,900	25,394,589
Tyco International Ltd.	87,700	4,096,467

		29,491,056

INSURANCE — 8.4%
Allstate Corp. (The)	200,600	5,498,446
American International Group, Inc.(1)	81,700	1,895,440

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Berkshire Hathaway, Inc., Class B(1)	91,800	$7,004,340
Chubb Corp. (The)	79,700	5,516,834
Loews Corp.	159,600	6,008,940
MetLife, Inc.	274,700	8,565,146
Principal Financial Group, Inc.	185,100	4,553,460
Prudential Financial, Inc.	136,800	6,856,416
Torchmark Corp.	50,300	2,182,517
Travelers Cos., Inc. (The)	147,300	8,715,741

		56,797,280

IT SERVICES — 0.5%
Fiserv, Inc.(1)	61,400	3,606,636

MACHINERY — 1.1%
Dover Corp.	65,800	3,819,690
Ingersoll-Rand plc	120,000	3,656,400

		7,476,090

MEDIA — 3.8%
CBS Corp., Class B	108,300	2,939,262
Comcast Corp., Class A	452,300	10,724,033
Time Warner, Inc.	248,000	8,962,720
Viacom, Inc., Class B	68,300	3,101,503

		25,727,518

METALS AND MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	31,300	1,151,527
Nucor Corp.	107,800	4,265,646

		5,417,173

MULTI-UTILITIES — 1.0%
PG&E Corp.	163,000	6,718,860

MULTILINE RETAIL — 2.6%
Kohl's Corp.	74,800	3,691,380
Macy's, Inc.	146,900	4,727,242
Target Corp.	183,000	9,373,260

		17,791,882

OIL, GAS AND CONSUMABLE FUELS — 12.1%
Apache Corp.	59,200	5,362,336
Chevron Corp.	308,100	32,781,840
ConocoPhillips	113,800	8,292,606
Exxon Mobil Corp.	285,900	24,232,884
Occidental Petroleum Corp.	27,000	2,529,900
Total SA ADR	99,600	5,090,556
Valero Energy Corp.	178,600	3,759,530

		82,049,652

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	154,700	4,579,120

PHARMACEUTICALS — 10.6%
Abbott Laboratories	106,400	5,982,872

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Johnson & Johnson	288,000	$18,887,040
Merck & Co., Inc.	546,500	20,603,050
Pfizer, Inc.	1,215,400	26,301,256

		71,774,218

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Applied Materials, Inc.	384,400	4,116,924
Intel Corp.	668,200	16,203,850
Marvell Technology Group Ltd.(1)	226,600	3,138,410

		23,459,184

SOFTWARE — 2.1%
Adobe Systems, Inc.(1)	94,100	2,660,207
Microsoft Corp.	228,600	5,934,456
Oracle Corp.	221,100	5,671,215

		14,265,878

SPECIALTY RETAIL — 1.9%
Lowe's Cos., Inc.	339,600	8,619,048
Staples, Inc.	328,900	4,568,421

		13,187,469

TOBACCO — 0.8%
Altria Group, Inc.	175,300	5,197,645

TOTAL COMMON STOCKS (Cost $552,951,671)		677,944,430

TEMPORARY CASH INVESTMENTS — 3.1%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $6,947,454), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $6,789,779)		6,789,779
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $3,462,257), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $3,394,893)		3,394,889
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $6,936,799), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $6,789,793)		6,789,778
SSgA U.S. Government Money Market Fund	3,964,987	3,964,987

TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,939,433)		20,939,433

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 103.1% (Cost $573,891,104)	698,883,863

OTHER ASSETS AND LIABILITIES — (3.1)%	(20,995,772)

TOTAL NET ASSETS — 100.0%	$677,888,091

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,088,911	EUR for USD	UBS AG	1/31/12	$3,998,481	$45,578

(Value on Settlement Date $4,044,059)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$677,944,430	—	—
Temporary Cash Investments	3,964,987	$16,974,446	—

Total Value of Investment Securities	$681,909,417	$16,974,446	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$45,578	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$609,643,446
Gross tax appreciation of investments	$120,738,937
Gross tax depreciation of investments	(31,498,520)
Net tax appreciation (depreciation) of investments	$89,240,417

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Market Neutral Value Fund

December 31, 2011

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS(1) — 78.4%

AEROSPACE AND DEFENSE — 7.0%
General Dynamics Corp.	1,165	$77,368
HEICO Corp., Class A	4,803	188,998
Raytheon Co.	1,048	50,702

		317,068

BEVERAGES — 2.0%
Dr Pepper Snapple Group, Inc.	2,357	93,054

CAPITAL MARKETS — 3.2%
Charles Schwab Corp. (The)	9,011	101,464
Northern Trust Corp.	1,145	45,411

		146,875

CHEMICALS — 1.5%
E.I. du Pont de Nemours & Co.	1,441	65,969

COMMERCIAL BANKS — 1.8%
Cullen/Frost Bankers, Inc.	661	34,974
PNC Financial Services Group, Inc.	830	47,866

		82,840

COMMERCIAL SERVICES AND SUPPLIES — 3.0%
Republic Services, Inc.	4,996	137,640

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	3,293	99,580
CenturyLink, Inc.	429	15,959

		115,539

ELECTRIC UTILITIES — 2.6%
Empire District Electric Co. (The)	3,880	81,829
Great Plains Energy, Inc.	1,703	37,092

		118,921

ELECTRICAL EQUIPMENT — 5.4%
Hubbell, Inc., Class A	3,677	219,995
Rockwell Automation, Inc.	333	24,432

		244,427

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.6%
Molex, Inc., Class A	10,657	210,795

FOOD PRODUCTS — 3.5%
Kraft Foods, Inc., Class A	1,909	71,320
Ralcorp Holdings, Inc.(2)	1,007	86,099

		157,419

GAS UTILITIES — 1.5%
AGL Resources, Inc.	1,654	69,898

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.8%
Becton Dickinson and Co.	448	$33,475
Boston Scientific Corp.(2)	5,598	29,893
CareFusion Corp.(2)	1,360	34,558
Medtronic, Inc.	969	37,064
Zimmer Holdings, Inc.(2)	690	36,860

		171,850

HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	703	33,357

HOUSEHOLD PRODUCTS — 1.0%
Procter & Gamble Co. (The)	695	46,363

INDUSTRIAL CONGLOMERATES — 2.9%
Koninklijke Philips Electronics NV	2,974	62,305
Tyco International Ltd.	1,532	71,560

		133,865

INSURANCE — 1.2%
Chubb Corp. (The)	314	21,735
MetLife, Inc.	1,076	33,550

		55,285

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	1,105	35,238

MACHINERY — 1.8%
Altra Holdings, Inc.(2)	1,137	21,410
Harsco Corp.	1,316	27,083
Oshkosh Corp.(2)	1,600	34,208

		82,701

MEDIA — 1.0%
Time Warner Cable, Inc.	716	45,516

METALS AND MINING — 4.3%
BHP Billiton plc ADR	3,367	196,599

MULTI-UTILITIES — 0.6%
PG&E Corp.	676	27,865

MULTILINE RETAIL — 0.8%
Target Corp.	676	34,625

OIL, GAS AND CONSUMABLE FUELS — 4.6%
Imperial Oil Ltd.	1,011	44,969
Spectra Energy Partners LP	1,817	58,071
Total SA ADR	905	46,255
Ultra Petroleum Corp.(2)	821	24,326
Williams Partners LP	602	36,114

		209,735

PHARMACEUTICALS — 0.8%
Johnson & Johnson	272	17,838

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Pfizer, Inc.	829	$17,939

		35,777

ROAD AND RAIL — 0.9%
Union Pacific Corp.	389	41,211

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Applied Materials, Inc.	5,248	56,206

SPECIALTY RETAIL — 3.2%
Lowe's Cos., Inc.	4,813	122,154
Staples, Inc.	1,781	24,738

		146,892

THRIFTS AND MORTGAGE FINANCE — 1.2%
Capitol Federal Financial, Inc.	4,521	52,172

TRADING COMPANIES AND DISTRIBUTORS — 2.8%
Rush Enterprises, Inc., Class B(2)	7,507	128,895

WIRELESS TELECOMMUNICATION SERVICES — 6.2%
American Tower Corp., Class A	1,636	98,176
Rogers Communications, Inc., B Shares	970	37,355
Telephone & Data Systems, Inc.	3,006	77,825
Vodafone Group plc ADR	2,553	71,561

		284,917

TOTAL COMMON STOCKS (Cost $3,471,152)		3,579,514

PREFERRED STOCKS(1) — 4.8%

WIRELESS TELECOMMUNICATION SERVICES — 4.8%
Crown Castle International Corp., 6.25% (Cost $210,563)	3,602	220,931

CONVERTIBLE BONDS(1) — 3.7%

PAPER AND FOREST PRODUCTS — 2.2%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15	$19,000	26,719
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(3)	54,000	75,937

		102,656

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.5%
Annaly Capital Management, Inc., 4.00%, 2/15/15	59,000	67,039

TOTAL CONVERTIBLE BONDS (Cost $164,798)		169,695

EXCHANGE-TRADED FUNDS(1) — 2.5%

iShares Russell 1000 Value Index Fund	711	45,134
Market Vectors Gold Miners	909	46,750

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Technology Select Sector SPDR Fund	897	$22,829

TOTAL EXCHANGE-TRADED FUNDS (Cost $119,160)		114,713

TEMPORARY CASH INVESTMENTS(1) — 9.8%

SSgA U.S. Government Money Market Fund (Cost $446,061)	446,061	446,061

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $4,411,734)		4,530,914

TOTAL SECURITIES SOLD SHORT — (90.1)%		(4,113,285)

OTHER ASSETS AND LIABILITIES — 90.9%		4,149,997

TOTAL NET ASSETS — 100.0%		$4,567,626

	Shares	Value

SECURITIES SOLD SHORT — (90.1)%

COMMON STOCKS SOLD SHORT — (73.0)%

AEROSPACE AND DEFENSE — (7.0)%
Boeing Co. (The)	(1,061)	(77,824)
HEICO Corp.	(3,237)	(189,300)
Lockheed Martin Corp.	(623)	(50,401)

		(317,525)

BEVERAGES — (2.1)%
PepsiCo, Inc.	(1,415)	(93,885)

CAPITAL MARKETS — (3.3)%
Ameriprise Financial, Inc.	(1,059)	(52,569)
Bank of New York Mellon Corp. (The)	(2,307)	(45,932)
BlackRock, Inc.	(288)	(51,333)

		(149,834)

CHEMICALS — (1.4)%
Monsanto Co.	(940)	(65,866)

COMMERCIAL BANKS — (1.1)%
Fifth Third Bancorp.	(3,827)	(48,679)

COMMERCIAL SERVICES AND SUPPLIES — (3.1)%
Waste Management, Inc.	(4,256)	(139,214)

DIVERSIFIED TELECOMMUNICATION SERVICES — (5.0)%
BCE, Inc.	(929)	(38,711)
Frontier Communications Corp.	(3,058)	(15,749)
Verizon Communications, Inc.	(4,354)	(174,683)

		(229,143)

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

ELECTRIC UTILITIES — (2.2)%
Southern Co. (The)	(2,128)	$(98,505)

ELECTRICAL EQUIPMENT — (4.8)%
Hubbell, Inc., Class B	(3,310)	(221,307)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (4.6)%
Molex, Inc.	(8,835)	(210,803)

FOOD AND STAPLES RETAILING — (0.8)%
Wal-Mart Stores, Inc.	(584)	(34,900)

FOOD PRODUCTS — (2.9)%
ConAgra Foods, Inc.	(3,243)	(85,615)
Unilever NV	(1,392)	(47,843)

		(133,458)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.7)%
Baxter International, Inc.	(679)	(33,597)

HEALTH CARE PROVIDERS AND SERVICES — (0.7)%
Cardinal Health, Inc.	(841)	(34,153)

INSURANCE — (1.7)%
Berkshire Hathaway, Inc., Class B	(589)	(44,941)
Prudential Financial, Inc.	(672)	(33,680)

		(78,621)

LEISURE EQUIPMENT AND PRODUCTS — (0.8)%
Mattel, Inc.	(1,283)	(35,616)

MACHINERY — (2.1)%
Deere & Co.	(914)	(70,698)
Parker Hannifin Corp.	(313)	(23,866)

		(94,564)

MEDIA — (1.0)%
Comcast Corp., Class A	(1,918)	(45,476)

METALS AND MINING — (4.3)%
BHP Billiton Ltd. ADR	(2,777)	(196,140)

MULTILINE RETAIL — (0.7)%
Sears Holdings Corp.	(1,023)	(32,511)

OIL, GAS AND CONSUMABLE FUELS — (4.1)%
ConocoPhillips	(1,280)	(93,273)
Copano Energy LLC	(2,768)	(94,666)

		(187,939)

PHARMACEUTICALS — (0.8)%
Teva Pharmaceutical Industries Ltd. ADR	(445)	(17,960)
Watson Pharmaceuticals, Inc.	(292)	(17,619)

		(35,579)

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — (3.7)%
Annaly Capital Management, Inc.	(4,178)	$(66,681)
Rayonier, Inc.	(2,277)	(101,622)

		(168,303)

ROAD AND RAIL — (0.4)%
Norfolk Southern Corp.	(250)	(18,215)

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.7)%
Analog Devices, Inc.	(635)	(22,720)
Intel Corp.	(1,094)	(26,530)
KLA-Tencor Corp.	(613)	(29,577)

		(78,827)

SPECIALTY RETAIL — (2.7)%
Home Depot, Inc. (The)	(2,936)	(123,430)
Orchard Supply Hardware Stores Corp., Class A	(54)	(460)

		(123,890)

TRADING COMPANIES AND DISTRIBUTORS — (2.7)%
Rush Enterprises, Inc., Class A	(5,968)	(124,851)

WIRELESS TELECOMMUNICATION SERVICES — (6.6)%
Crown Castle International Corp.	(5,032)	(225,433)
United States Cellular Corp.	(1,787)	(77,967)

		(303,400)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $3,247,825)		(3,334,801)

EXCHANGE-TRADED FUNDS SOLD SHORT — (17.1)%

Consumer Discretionary Select Sector SPDR Fund	(682)	(26,612)
Consumer Staples Select Sector SPDR Fund	(2,204)	(71,608)
Industrial Select Sector SPDR Fund	(4,429)	(149,479)
iShares Cohen & Steers Realty Majors Index Fund	(1,399)	(98,238)
iShares Dow Jones US Medical Devices Index Fund	(1,835)	(107,824)
iShares Russell 1000 Growth Index Fund	(779)	(45,018)
SPDR Gold Shares	(307)	(46,661)
SPDR S&P Regional Banking ETF	(3,587)	(87,559)
United States Natural Gas Fund LP	(3,680)	(23,773)
Utilities Select Sector SPDR Fund	(3,370)	(121,252)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $775,229)		(778,024)

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

PREFERRED STOCKS SOLD SHORT†

SPECIALTY RETAIL†
Orchard Supply Hardware Stores Corp. (Proceeds $—)	(54)	$(460)

TOTAL SECURITIES SOLD SHORT — (90.1)% (Proceeds $4,023,054)		(4,113,285)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

39,657	CAD for USD	UBS AG	1/31/12	$38,902	$(90)
42,647	EUR for USD	UBS AG	1/31/12	55,205	555
41,335	GBP for USD	Credit Suisse AG	1/31/12	64,178	526
(Value on Settlement Date $159,276)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Securities may be pledged as collateral for securities sold short. At the period end, the value of securities pledged was $4,530,914.
(2)	Non-income producing.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $75,937, which represented 1.7% of total net assets.

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$3,048,910	—	—
Foreign Common Stocks	530,604	—	—
Preferred Stocks	—	$220,931	—
Convertible Bonds	—	169,695	—
Exchange-Traded Funds	114,713	—	—
Temporary Cash Investments	446,061	—	—

Total Value of Investment Securities	$4,140,288	$390,626	—

Securities Sold Short
Exchange-Traded Funds Sold Short	$(778,024)	—	—
Preferred Stocks Sold Short	—	$(460)	—

Total Value of Securities Sold Short	$(4,112,825)	$(460)	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$991	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,424,201
Gross tax appreciation of investments	$152,804
Gross tax depreciation of investments	(46,091)
Net tax appreciation (depreciation) of investments	$106,713
Net tax appreciation (depreciation) on securities sold short	$(102,252)
Net tax appreciation (depreciation)	$4,461

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

December 31, 2011

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 95.4%

AEROSPACE AND DEFENSE — 0.8%
Exelis, Inc.	1,212,847	$10,976,265
Huntington Ingalls Industries, Inc.(1)	144,241	4,511,859

		15,488,124

AIRLINES — 1.0%
Southwest Airlines Co.	2,264,360	19,382,922

BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	617,493	24,378,624

CAPITAL MARKETS — 4.4%
Charles Schwab Corp. (The)	1,036,700	11,673,242
Franklin Resources, Inc.	91,770	8,815,426
Northern Trust Corp.	1,245,535	49,397,918
State Street Corp.	159,703	6,437,628
T. Rowe Price Group, Inc.	118,978	6,775,797

		83,100,011

CHEMICALS — 1.1%
Minerals Technologies, Inc.	210,678	11,909,627
Olin Corp.	461,892	9,076,178

		20,985,805

COMMERCIAL BANKS — 4.3%
City National Corp.	164,700	7,276,446
Comerica, Inc.	985,463	25,424,945
Commerce Bancshares, Inc.	582,700	22,212,520
Cullen/Frost Bankers, Inc.	151,527	8,017,294
SunTrust Banks, Inc.	562,928	9,963,826
Westamerica Bancorp.	215,201	9,447,324

		82,342,355

COMMERCIAL SERVICES AND SUPPLIES — 3.9%
Cintas Corp.	38,500	1,340,185
Republic Services, Inc.	2,274,671	62,667,186
Waste Management, Inc.	299,685	9,802,696

		73,810,067

COMMUNICATIONS EQUIPMENT — 0.7%
Emulex Corp.(1)	905,792	6,213,733
Harris Corp.	191,352	6,896,326

		13,110,059

COMPUTERS AND PERIPHERALS — 0.5%
Western Digital Corp.(1)	283,600	8,777,420

CONTAINERS AND PACKAGING — 1.5%
Bemis Co., Inc.	965,900	29,054,272

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
CenturyLink, Inc.	642,423	$23,898,135
tw telecom, inc.(1)	647,381	12,546,244

		36,444,379

ELECTRIC UTILITIES — 7.2%
Empire District Electric Co. (The)	1,037,095	21,872,333
Great Plains Energy, Inc.	1,151,993	25,090,407
IDACORP, Inc.	207,677	8,807,582
Northeast Utilities	444,624	16,037,588
NV Energy, Inc.	1,573,462	25,726,104
Portland General Electric Co.	407,756	10,312,149
Westar Energy, Inc.	1,018,114	29,301,321

		137,147,484

ELECTRICAL EQUIPMENT — 2.5%
Brady Corp., Class A	137,518	4,341,443
Emerson Electric Co.	208,688	9,722,774
Hubbell, Inc., Class B	168,383	11,258,087
Thomas & Betts Corp.(1)	423,673	23,132,546

		48,454,850

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Molex, Inc., Class A	508,147	10,051,148

FOOD AND STAPLES RETAILING — 1.1%
SYSCO Corp.	695,884	20,410,278

FOOD PRODUCTS — 3.5%
General Mills, Inc.	170,766	6,900,654
H.J. Heinz Co.	147,753	7,984,572
Kellogg Co.	318,672	16,115,243
Ralcorp Holdings, Inc.(1)	429,267	36,702,329

		67,702,798

GAS UTILITIES — 0.6%
AGL Resources, Inc.	264,635	11,183,475

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.1%
Becton Dickinson and Co.	263,500	19,688,720
Boston Scientific Corp.(1)	2,568,562	13,716,121
CareFusion Corp.(1)	1,032,089	26,225,382
Covidien plc	242,400	10,910,424
Hologic, Inc.(1)	408,789	7,157,895
Zimmer Holdings, Inc.(1)	738,678	39,460,179

		117,158,721

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
CIGNA Corp.	288,151	12,102,342
Humana, Inc.	98,866	8,661,650
LifePoint Hospitals, Inc.(1)	662,850	24,624,878

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Patterson Cos., Inc.	679,674	$20,063,977
Select Medical Holdings Corp.(1)	208,626	1,769,148

		67,221,995

HOTELS, RESTAURANTS AND LEISURE — 1.5%
CEC Entertainment, Inc.	531,923	18,324,747
International Speedway Corp., Class A	264,014	6,692,755
Speedway Motorsports, Inc.	264,647	4,057,039

		29,074,541

HOUSEHOLD DURABLES — 1.0%
Whirlpool Corp.	396,841	18,830,105

HOUSEHOLD PRODUCTS — 2.4%
Clorox Co.	216,087	14,382,751
Kimberly-Clark Corp.	436,153	32,083,414

		46,466,165

INDUSTRIAL CONGLOMERATES — 3.2%
Koninklijke Philips Electronics NV	1,384,100	29,163,536
Tyco International Ltd.	704,247	32,895,378

		62,058,914

INSURANCE — 7.8%
ACE Ltd.	128,521	9,011,893
Allstate Corp. (The)	775,008	21,242,969
Aon Corp.	389,419	18,224,809
Chubb Corp. (The)	71,372	4,940,370
HCC Insurance Holdings, Inc.	1,045,352	28,747,180
Marsh & McLennan Cos., Inc.	882,962	27,919,258
Symetra Financial Corp.	652,475	5,917,948
Torchmark Corp.	121,027	5,251,362
Travelers Cos., Inc. (The)	253,957	15,026,636
Unum Group	618,171	13,024,863

		149,307,288

IT SERVICES — 0.6%
Booz Allen Hamilton Holding Corp.(1)	657,597	11,343,548

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	154,200	4,917,438

MACHINERY — 4.6%
Harsco Corp.	368,988	7,593,773
Ingersoll-Rand plc	305,906	9,320,956
ITT Corp.	738,023	14,265,985
Kaydon Corp.	776,507	23,683,464
Oshkosh Corp.(1)	369,624	7,902,561
Snap-On, Inc.	244,400	12,371,528
Stanley Black & Decker, Inc.	78,412	5,300,651
Xylem, Inc.	276,547	7,104,492

		87,543,410

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

MEDIA — 1.4%
Omnicom Group, Inc.	149,205	$6,651,559
Time Warner Cable, Inc.	307,000	19,515,990

		26,167,549

METALS AND MINING — 1.1%
Newmont Mining Corp.	349,900	20,997,499

MULTI-UTILITIES — 3.4%
Consolidated Edison, Inc.	170,125	10,552,854
PG&E Corp.	686,451	28,295,510
Wisconsin Energy Corp.	221,041	7,727,593
Xcel Energy, Inc.	692,584	19,143,022

		65,718,979

MULTILINE RETAIL — 0.7%
Target Corp.	268,814	13,768,653

OIL, GAS AND CONSUMABLE FUELS — 6.6%
Apache Corp.	78,400	7,101,472
Devon Energy Corp.	175,244	10,865,128
EQT Corp.	106,100	5,813,219
Imperial Oil Ltd.	869,819	38,754,439
Murphy Oil Corp.	451,930	25,190,578
Peabody Energy Corp.	206,700	6,843,837
Southwestern Energy Co.(1)	219,200	7,001,248
Ultra Petroleum Corp.(1)	795,320	23,565,331

		125,135,252

PHARMACEUTICALS — 0.6%
Eli Lilly & Co.	115,310	4,792,284
Hospira, Inc.(1)	249,300	7,571,241

		12,363,525

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Government Properties Income Trust	447,213	10,084,653
Host Hotels & Resorts, Inc.	768,441	11,349,874
Piedmont Office Realty Trust, Inc., Class A	1,212,221	20,656,246
Weyerhaeuser Co.	597,748	11,159,955

		53,250,728

ROAD AND RAIL — 0.4%
Heartland Express, Inc.	562,500	8,038,125

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	2,667,722	28,571,302
Teradyne, Inc.(1)	1,810,171	24,672,631

		53,243,933

SPECIALTY RETAIL — 3.1%
Lowe's Cos., Inc.	1,521,439	38,614,122

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Staples, Inc.	1,463,450	$20,327,320

		58,941,442

THRIFTS AND MORTGAGE FINANCE — 3.0%
Capitol Federal Financial, Inc.	1,631,985	18,833,107
Hudson City Bancorp., Inc.	3,106,280	19,414,250
People's United Financial, Inc.	1,420,649	18,255,340

		56,502,697

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
American Tower Corp. Class A	317,904	19,077,419
Rogers Communications, Inc., Class B	328,800	12,667,877

		31,745,296

TOTAL COMMON STOCKS (Cost $1,815,047,893)		1,821,619,874

EXCHANGE-TRADED FUNDS — 2.5%

iShares Russell Midcap Value Index Fund (Cost $44,849,474)	1,093,300	47,449,220

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $12,011,543), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $11,738,935)		11,738,935
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.750%, 5/31/16, valued at $5,985,941), in a joint trading account at 0.01%, dated 12/30/2011, due 1/3/12 (Delivery value $5,869,475)		5,869,468
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.750%, 2/15/37, valued at $11,993,121), in a joint trading account at 0.02%, dated 12/30/2011, due 1/3/12 (Delivery value $11,738,961)		11,738,935
SSgA U.S. Government Money Market Fund	6,855,157	6,855,157

TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,202,495)		36,202,495

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,896,099,862)		1,905,271,589

OTHER ASSETS AND LIABILITIES — 0.2%		3,390,708

TOTAL NET ASSETS — 100.0%		$1,908,662,297

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

44,147,997	CAD for USD	UBS AG	1/31/12	$43,308,195	$(99,977)
26,194,446	EUR for USD	UBS AG	1/31/12	33,907,771	343,054

				$77,215,966	$243,077

(Value on Settlement Date $77,459,043)

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,678,895,371	—	—
Foreign Common Stocks	62,138,651	$80,585,852	—
Exchange-Traded Funds	47,449,220	—	—
Temporary Cash Investments	6,855,157	29,347,338	—

Total Value of Investment Securities	$1,795,338,399	$109,933,190	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$243,077	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,936,500,105
Gross tax appreciation of investments	$104,606,357
Gross tax depreciation of investments	(135,834,873)
Net tax appreciation (depreciation) of investments	$(31,228,516)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

December 31, 2011

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.8%

AEROSPACE AND DEFENSE — 1.7%
Honeywell International, Inc.	46,500	$2,527,275
Lockheed Martin Corp.	18,700	1,512,830
Northrop Grumman Corp.	24,200	1,415,216
Raytheon Co.	75,500	3,652,690

		9,108,011

AIRLINES — 0.4%
Southwest Airlines Co.	283,800	2,429,328

AUTOMOBILES — 0.9%
Ford Motor Co.(1)	441,800	4,753,768

BEVERAGES — 0.9%
PepsiCo, Inc.	75,100	4,982,885

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	128,600	8,257,406
Gilead Sciences, Inc.(1)	35,900	1,469,387

		9,726,793

CAPITAL MARKETS — 3.6%
Ameriprise Financial, Inc.	100,400	4,983,856
Bank of New York Mellon Corp. (The)	221,100	4,402,101
BlackRock, Inc.	19,000	3,386,560
Goldman Sachs Group, Inc. (The)	57,600	5,208,768
Morgan Stanley	113,400	1,715,742

		19,697,027

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co.	47,900	2,192,862

COMMERCIAL BANKS — 6.2%
PNC Financial Services Group, Inc.	126,600	7,301,022
U.S. Bancorp	339,800	9,191,590
Wells Fargo & Co.	643,600	17,737,616

		34,230,228

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	65,900	1,890,012

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	749,500	13,550,960

COMPUTERS AND PERIPHERALS — 1.8%
Hewlett-Packard Co.	294,200	7,578,592
Western Digital Corp.(1)	76,200	2,358,390

		9,936,982

DIVERSIFIED FINANCIAL SERVICES — 4.9%
Bank of America Corp.	447,100	2,485,876
Citigroup, Inc.	330,500	8,695,455

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

JPMorgan Chase & Co.	476,900	$15,856,925

		27,038,256

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
AT&T, Inc.	600,700	18,165,168
CenturyLink, Inc.	170,700	6,350,040
Verizon Communications, Inc.	205,000	8,224,600

		32,739,808

ELECTRIC UTILITIES — 3.2%
American Electric Power Co., Inc.	130,700	5,399,217
Exelon Corp.	106,700	4,627,579
Pinnacle West Capital Corp.	69,200	3,334,056
PPL Corp.	145,100	4,268,842

		17,629,694

ENERGY EQUIPMENT AND SERVICES — 1.3%
Baker Hughes, Inc.	37,900	1,843,456
National Oilwell Varco, Inc.	15,900	1,081,041
Schlumberger Ltd.	46,200	3,155,922
Transocean Ltd.	31,400	1,205,446

		7,285,865

FOOD AND STAPLES RETAILING — 3.1%
CVS Caremark Corp.	191,300	7,801,214
Kroger Co. (The)	116,900	2,831,318
SYSCO Corp.	30,200	885,766
Wal-Mart Stores, Inc.	93,300	5,575,608

		17,093,906

FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	95,700	3,575,352

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Medtronic, Inc.	135,300	5,175,225

HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Aetna, Inc.	76,200	3,214,878
Quest Diagnostics, Inc.	20,400	1,184,424
WellPoint, Inc.	51,100	3,385,375

		7,784,677

HOUSEHOLD PRODUCTS — 3.2%
Procter & Gamble Co. (The)	261,000	17,411,310

INDUSTRIAL CONGLOMERATES — 4.3%
General Electric Co.	1,133,100	20,293,821
Tyco International Ltd.	70,000	3,269,700

		23,563,521

INSURANCE — 8.2%
Allstate Corp. (The)	161,200	4,418,492
American International Group, Inc.(1)	65,500	1,519,600

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Berkshire Hathaway, Inc., Class B(1)	73,000	$5,569,900
Chubb Corp. (The)	63,700	4,409,314
Loews Corp.	127,500	4,800,375
MetLife, Inc.	219,600	6,847,128
Principal Financial Group, Inc.	147,800	3,635,880
Prudential Financial, Inc.	109,100	5,468,092
Torchmark Corp.	41,100	1,783,329
Travelers Cos., Inc. (The)	117,000	6,922,890

		45,375,000

IT SERVICES — 0.5%
Fiserv, Inc.(1)	49,900	2,931,126

MACHINERY — 1.1%
Dover Corp.	53,000	3,076,650
Ingersoll-Rand plc	95,800	2,919,026

		5,995,676

MEDIA — 3.8%
CBS Corp., Class B	87,300	2,369,322
Comcast Corp., Class A	363,300	8,613,843
Time Warner, Inc.	198,300	7,166,562
Viacom, Inc., Class B	55,500	2,520,255

		20,669,982

METALS AND MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	25,200	927,108
Nucor Corp.	87,600	3,466,332

		4,393,440

MULTI-UTILITIES — 1.0%
PG&E Corp.	130,600	5,383,332

MULTILINE RETAIL — 2.6%
Kohl's Corp.	60,000	2,961,000
Macy's, Inc.	117,500	3,781,150
Target Corp.	145,900	7,472,998

		14,215,148

OIL, GAS AND CONSUMABLE FUELS — 11.9%
Apache Corp.	47,300	4,284,434
Chevron Corp.	244,600	26,025,440
ConocoPhillips	90,900	6,623,883
Exxon Mobil Corp.	230,100	19,503,276
Occidental Petroleum Corp.	22,200	2,080,140
Total SA ADR	78,900	4,032,579
Valero Energy Corp.	141,300	2,974,365

		65,524,117

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	122,900	3,637,840

PHARMACEUTICALS — 10.4%
Abbott Laboratories	84,700	4,762,681

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Johnson & Johnson	228,800	$15,004,704
Merck & Co., Inc.	436,500	16,456,050
Pfizer, Inc.	970,800	21,008,112

		57,231,547

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Applied Materials, Inc.	307,800	3,296,538
Intel Corp.	540,600	13,109,550
Marvell Technology Group Ltd.(1)	184,800	2,559,480

		18,965,568

SOFTWARE — 2.1%
Adobe Systems, Inc.(1)	75,200	2,125,904
Microsoft Corp.	184,500	4,789,620
Oracle Corp.	178,800	4,586,220

		11,501,744

SPECIALTY RETAIL — 1.9%
Lowe's Cos., Inc.	271,100	6,880,518
Staples, Inc.	262,500	3,646,125

		10,526,643

TOTAL COMMON STOCKS (Cost $485,854,192)		538,147,633

EXCHANGE-TRADED FUNDS — 0.8%

SPDR S&P 500 ETF Trust (Cost $3,511,470)	32,800	4,116,400

TEMPORARY CASH INVESTMENTS — 1.3%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $2,379,864), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $2,325,852)		2,325,852
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $1,186,003), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $1,162,927)		1,162,926
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $2,376,214), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $2,325,857)		2,325,852
SSgA U.S. Government Money Market Fund	1,358,215	1,358,215

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,172,845)		7,172,845

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $496,538,507)	549,436,878

OTHER ASSETS AND LIABILITIES — 0.1%	755,106

TOTAL NET ASSETS — 100.0%	$550,191,984

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,473,872	EUR for USD	UBS AG	1/31/12	$3,202,336	$32,337

(Value on Settlement Date $3,234,673)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
ETF	-	Exchange-Traded Fund
EUR	-	Euro
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$538,147,633	—	—
Exchange-Traded Funds	4,116,400	—	—
Temporary Cash Investments	1,358,215	$5,814,630	—

Total Value of Investment Securities	$543,622,248	$5,814,630	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$32,337	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$514,686,515
Gross tax appreciation of investments	$56,335,349
Gross tax depreciation of investments	(21,584,986)
Net tax appreciation (depreciation) of investments	$34,750,363

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

December 31, 2011

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 95.7%

AEROSPACE AND DEFENSE — 0.8%
Exelis, Inc.	157,500	$1,425,375
Huntington Ingalls Industries, Inc.(1)	18,800	588,064

		2,013,439

AIRLINES — 1.0%
Southwest Airlines Co.	294,200	2,518,352

BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	80,200	3,166,296

CAPITAL MARKETS — 4.4%
Charles Schwab Corp. (The)	134,600	1,515,596
Franklin Resources, Inc.	12,000	1,152,720
Northern Trust Corp.	162,789	6,456,212
State Street Corp.	20,800	838,448
T. Rowe Price Group, Inc.	15,500	882,725

		10,845,701

CHEMICALS — 1.1%
Minerals Technologies, Inc.	27,370	1,547,226
Olin Corp.	60,400	1,186,860

		2,734,086

COMMERCIAL BANKS — 4.3%
City National Corp.	21,400	945,452
Comerica, Inc.	129,007	3,328,381
Commerce Bancshares, Inc.	76,079	2,900,133
Cullen/Frost Bankers, Inc.	19,700	1,042,327
SunTrust Banks, Inc.	73,100	1,293,870
Westamerica Bancorp.	28,100	1,233,590

		10,743,753

COMMERCIAL SERVICES AND SUPPLIES — 3.9%
Cintas Corp.	5,000	174,050
Republic Services, Inc.	295,364	8,137,278
Waste Management, Inc.	39,078	1,278,242

		9,589,570

COMMUNICATIONS EQUIPMENT — 0.7%
Emulex Corp.(1)	118,400	812,224
Harris Corp.	25,000	901,000

		1,713,224

COMPUTERS AND PERIPHERALS — 0.5%
Western Digital Corp.(1)	36,800	1,138,960

CONTAINERS AND PACKAGING — 1.5%
Bemis Co., Inc.	125,379	3,771,400

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
CenturyLink, Inc.	83,438	$3,103,894
tw telecom, inc.(1)	84,100	1,629,858

		4,733,752

ELECTRIC UTILITIES — 7.2%
Empire District Electric Co. (The)	135,800	2,864,022
Great Plains Energy, Inc.	149,600	3,258,288
IDACORP, Inc.	27,100	1,149,311
Northeast Utilities	58,130	2,096,749
NV Energy, Inc.	204,400	3,341,940
Portland General Electric Co.	53,271	1,347,223
Westar Energy, Inc.	132,238	3,805,810

		17,863,343

ELECTRICAL EQUIPMENT — 2.5%
Brady Corp., Class A	17,866	564,030
Emerson Electric Co.	27,100	1,262,589
Hubbell, Inc., Class B	21,896	1,463,966
Thomas & Betts Corp.(1)	55,000	3,003,000

		6,293,585

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Molex, Inc., Class A	66,300	1,311,414

FOOD AND STAPLES RETAILING — 1.1%
SYSCO Corp.	90,600	2,657,298

FOOD PRODUCTS — 3.6%
General Mills, Inc.	22,200	897,102
H.J. Heinz Co.	19,200	1,037,568
Kellogg Co.	41,600	2,103,712
Ralcorp Holdings, Inc.(1)	55,917	4,780,904

		8,819,286

GAS UTILITIES — 0.6%
AGL Resources, Inc.	34,346	1,451,462

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.1%
Becton Dickinson and Co.	34,300	2,562,896
Boston Scientific Corp.(1)	337,000	1,799,580
CareFusion Corp.(1)	134,088	3,407,176
Covidien plc	31,500	1,417,815
Hologic, Inc.(1)	53,300	933,283
Zimmer Holdings, Inc.(1)	95,900	5,122,978

		15,243,728

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
CIGNA Corp.	37,400	1,570,800
Humana, Inc.	13,000	1,138,930
LifePoint Hospitals, Inc.(1)	86,400	3,209,760

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Patterson Cos., Inc.	88,300	$2,606,616
Select Medical Holdings Corp.(1)	27,119	229,969

		8,756,075

HOTELS, RESTAURANTS AND LEISURE — 1.5%
CEC Entertainment, Inc.	69,100	2,380,495
International Speedway Corp., Class A	34,815	882,560
Speedway Motorsports, Inc.	34,939	535,615

		3,798,670

HOUSEHOLD DURABLES — 1.0%
Whirlpool Corp.	52,100	2,472,145

HOUSEHOLD PRODUCTS — 2.5%
Clorox Co.	28,700	1,910,272
Kimberly-Clark Corp.	56,595	4,163,128

		6,073,400

INDUSTRIAL CONGLOMERATES — 3.2%
Koninklijke Philips Electronics NV	179,700	3,786,350
Tyco International Ltd.	91,400	4,269,294

		8,055,644

INSURANCE — 7.8%
ACE Ltd.	16,800	1,178,016
Allstate Corp. (The)	101,400	2,779,374
Aon Corp.	50,600	2,368,080
Chubb Corp. (The)	9,300	643,746
HCC Insurance Holdings, Inc.	135,693	3,731,558
Marsh & McLennan Cos., Inc.	115,154	3,641,169
Symetra Financial Corp.	85,037	771,286
Torchmark Corp.	15,700	681,223
Travelers Cos., Inc. (The)	33,000	1,952,610
Unum Group	80,900	1,704,563

		19,451,625

IT SERVICES — 0.6%
Booz Allen Hamilton Holding Corp.(1)	85,373	1,472,684

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	20,000	637,800

MACHINERY — 4.6%
Harsco Corp.	47,900	985,782
Ingersoll-Rand plc	39,700	1,209,659
ITT Corp.	95,900	1,853,747
Kaydon Corp.	101,832	3,105,876
Oshkosh Corp.(1)	48,000	1,026,240
Snap-On, Inc.	31,700	1,604,654
Stanley Black & Decker, Inc.	10,200	689,520
Xylem, Inc.	35,900	922,271

		11,397,749

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

MEDIA — 1.4%
Omnicom Group, Inc.	19,400	$864,852
Time Warner Cable, Inc.	39,900	2,536,443

		3,401,295

METALS AND MINING — 1.1%
Newmont Mining Corp.	45,478	2,729,135

MULTI-UTILITIES — 3.5%
Consolidated Edison, Inc.	22,700	1,408,081
PG&E Corp.	89,200	3,676,824
Wisconsin Energy Corp.	28,820	1,007,547
Xcel Energy, Inc.	90,581	2,503,659

		8,596,111

MULTILINE RETAIL — 0.7%
Target Corp.	34,900	1,787,578

OIL, GAS AND CONSUMABLE FUELS — 6.6%
Apache Corp.	10,200	923,916
Devon Energy Corp.	22,800	1,413,600
EQT Corp.	13,800	756,102
Imperial Oil Ltd.	112,931	5,031,596
Murphy Oil Corp.	58,700	3,271,938
Peabody Energy Corp.	26,900	890,659
Southwestern Energy Co.(1)	28,500	910,290
Ultra Petroleum Corp.(1)	103,300	3,060,779

		16,258,880

PHARMACEUTICALS — 0.6%
Eli Lilly & Co.	15,100	627,556
Hospira, Inc.(1)	32,400	983,988

		1,611,544

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Government Properties Income Trust	58,025	1,308,464
Host Hotels & Resorts, Inc.	99,800	1,474,046
Piedmont Office Realty Trust, Inc., Class A	157,375	2,681,670
Weyerhaeuser Co.	80,022	1,494,010

		6,958,190

ROAD AND RAIL — 0.4%
Heartland Express, Inc.	73,300	1,047,457

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	346,500	3,711,015
Teradyne, Inc.(1)	235,300	3,207,139

		6,918,154

SPECIALTY RETAIL — 3.1%
Lowe's Cos., Inc.	197,600	5,015,088

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Staples, Inc.	190,500	$2,646,045

		7,661,133

THRIFTS AND MORTGAGE FINANCE — 3.0%
Capitol Federal Financial, Inc.	212,506	2,452,319
Hudson City Bancorp., Inc.	405,600	2,535,000
People's United Financial, Inc.	185,133	2,378,959

		7,366,278

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
American Tower Corp. Class A	41,300	2,478,413
Rogers Communications, Inc., Class B	42,700	1,645,129

		4,123,542

TOTAL COMMON STOCKS (Cost $230,386,573)		237,183,738

EXCHANGE-TRADED FUNDS — 2.5%

iShares Russell Midcap Value Index Fund (Cost $5,844,929)	142,500	6,184,500

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $1,266,688), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $1,237,940)		1,237,940
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $631,253), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $618,971)		618,970
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,264,745), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $1,237,942)		1,237,939
SSgA U.S. Government Money Market Fund	722,912	722,912

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,817,761)		3,817,761

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $240,049,263)		247,185,999

OTHER ASSETS AND LIABILITIES — 0.3%		670,930

TOTAL NET ASSETS — 100.0%		$247,856,929

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

5,747,645	CAD for USD	UBS AG	1/31/12	$5,638,311	$(13,016)
3,420,593	EUR for USD	UBS AG	1/31/12	4,427,832	44,794

				$10,066,143	$31,778

(Value on Settlement Date $10,097,921)

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$218,645,879	—	—
Foreign Common Stocks	8,074,784	$10,463,075	—
Exchange-Traded Funds	6,184,500	—	—
Temporary Cash Investments	722,912	3,094,849	—

Total Value of Investment Securities	$233,628,075	$13,557,924	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$31,778	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$246,344,603
Gross tax appreciation of investmen	$15,807,924
Gross tax depreciation of investments	(14,966,528)
Net tax appreciation (depreciation) of investments	$841,396

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

December 31, 2011

Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.9%

DIVERSIFIED REITs — 3.6%
Colonial Properties Trust	402,900	$8,404,494
Vornado Realty Trust	344,700	26,493,642

		34,898,136

HOTELS, RESORTS AND CRUISE LINES — 0.5%
Wyndham Worldwide Corp.	128,800	4,872,504

INDUSTRIAL REITs — 3.8%
First Industrial Realty Trust, Inc.(1)	474,600	4,855,158
ProLogis, Inc.	1,098,700	31,411,833

		36,266,991

OFFICE REITs — 14.4%
Alexandria Real Estate Equities, Inc.	214,300	14,780,271
Boston Properties, Inc.	475,900	47,399,640
Digital Realty Trust, Inc.	359,500	23,967,865
Douglas Emmett, Inc.	676,200	12,333,888
Duke Realty Corp.	1,317,400	15,874,670
Kilroy Realty Corp.	334,800	12,745,836
SL Green Realty Corp.	173,800	11,582,032

		138,684,202

REAL ESTATE OPERATING COMPANIES — 0.2%
Forest City Enterprises, Inc. Class A(1)	208,000	2,458,560

RESIDENTIAL REITs — 21.6%
American Campus Communities, Inc.	372,600	15,634,296
Apartment Investment & Management Co., Class A	398,500	9,129,635
AvalonBay Communities, Inc.	257,900	33,681,740
BRE Properties, Inc.	400,000	20,192,000
Camden Property Trust	152,100	9,466,704
Education Realty Trust, Inc.	914,800	9,358,404
Equity Lifestyle Properties, Inc.	196,600	13,111,254
Equity Residential	763,500	43,542,405
Essex Property Trust, Inc.	181,700	25,530,667
Post Properties, Inc.	251,500	10,995,580
UDR, Inc.	682,600	17,133,260

		207,775,945

RETAIL REITs — 24.5%
DDR Corp.	1,293,700	15,744,329
Federal Realty Investment Trust	258,700	23,477,025
General Growth Properties, Inc.	881,500	13,240,130
Glimcher Realty Trust	526,600	4,844,720
Kimco Realty Corp.	1,125,900	18,284,616
Macerich Co. (The)	544,500	27,551,700
Simon Property Group, Inc.	857,400	110,553,156
Taubman Centers, Inc.	349,400	21,697,740

		235,393,416

Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

SPECIALIZED REITs — 29.3%
CubeSmart	895,400	$9,527,056
Extra Space Storage, Inc.	622,800	15,090,444
HCP, Inc.	1,345,400	55,739,922
Health Care REIT, Inc.	783,000	42,696,990
Host Hotels & Resorts, Inc.	1,663,100	24,563,987
LaSalle Hotel Properties	389,300	9,424,953
Public Storage	438,300	58,933,818
Rayonier, Inc.	227,300	10,144,399
Strategic Hotels & Resorts, Inc.(1)	988,500	5,308,245
Ventas, Inc.	910,599	50,201,323

		281,631,137

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
American Tower Corp. Class A	156,400	9,385,564

TOTAL COMMON STOCKS (Cost $643,609,385)		951,366,455

TEMPORARY CASH INVESTMENTS — 2.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $9,413,757), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $9,200,107)		9,200,107
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $4,691,337), in a joint trading account at 0.01%, dated 12/30/2011, due 1/3/12 (Delivery value $4,600,058)		4,600,053
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $9,399,319), in a joint trading account at 0.02%, dated 12/30/2011, due 1/3/12 (Delivery value $9,200,127)		9,200,107
SSgA U.S. Government Money Market Fund	5,372,529	5,372,529

TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,372,796)		28,372,796

TOTAL INVESTMENT SECURITIES — 101.8% (Cost $671,982,181)		979,739,251

OTHER ASSETS AND LIABILITIES — (1.8)%		(17,505,875)

TOTAL NET ASSETS — 100.0%		$962,233,376

Notes to Schedule of Investments

REIT	-	Real Estate Investment Trust

(1)	Non-income producing.

Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$951,366,455	—	—
Temporary Cash Investments	5,372,529	$23,000,267	—

Total Value of Investment Securities	$956,738,984	$23,000,267	—

Real Estate - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$751,058,596
Gross tax appreciation of investments	$228,914,968
Gross tax depreciation of investments	(234,313)
Net tax appreciation (depreciation) of investments	$228,680,655

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

December 31, 2011

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 93.4%

AEROSPACE AND DEFENSE — 3.5%
AAR Corp.	205,000	$3,929,850
Alliant Techsystems, Inc.	160,000	9,145,600
American Science & Engineering, Inc.	230,000	15,665,300
Ceradyne, Inc.(1)	75,000	2,008,500
Curtiss-Wright Corp.	345,000	12,188,850
Moog, Inc., Class A(1)	110,000	4,832,300
National Presto Industries, Inc.	90,000	8,424,000
Orbital Sciences Corp.(1)	195,000	2,833,350
Teledyne Technologies, Inc.(1)	65,000	3,565,250
Triumph Group, Inc.	50,000	2,922,500

		65,515,500

AIR FREIGHT AND LOGISTICS — 0.2%
UTi Worldwide, Inc.	275,000	3,654,750

AIRLINES — 0.5%
Alaska Air Group, Inc.(1)	95,000	7,133,550
Allegiant Travel Co.(1)	50,000	2,667,000

		9,800,550

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc.(1)	900,000	8,901,000
Cooper Tire & Rubber Co.	445,000	6,234,450
Dana Holding Corp.(1)	490,000	5,953,500

		21,088,950

BEVERAGES — 0.2%
Primo Water Corp.(1)(2)	1,311,523	3,987,030

BUILDING PRODUCTS — 0.3%
Apogee Enterprises, Inc.	175,000	2,145,500
Simpson Manufacturing Co., Inc.	90,000	3,029,400

		5,174,900

CAPITAL MARKETS — 2.1%
Apollo Investment Corp.	425,000	2,737,000
Ares Capital Corp.	230,000	3,553,500
Artio Global Investors, Inc.	300,000	1,464,000
BlackRock Kelso Capital Corp.	240,000	1,958,400
Fifth Street Finance Corp.	270,000	2,583,900
Hercules Technology Growth Capital, Inc.	400,000	3,776,000
Knight Capital Group, Inc., Class A(1)	235,000	2,777,700
MCG Capital Corp.	390,000	1,556,100
PennantPark Investment Corp.	625,000	6,306,250
Prospect Capital Corp.	275,000	2,554,750
Waddell & Reed Financial, Inc.	415,000	10,279,550

		39,547,150

CHEMICALS — 2.4%
A. Schulman, Inc.	60,000	1,270,800

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Cytec Industries, Inc.	35,000	$1,562,750
Ferro Corp.(1)	225,000	1,100,250
Georgia Gulf Corp.(1)	115,000	2,241,350
H.B. Fuller Co.	220,000	5,084,200
Hawkins, Inc.	80,000	2,948,800
Innophos Holdings, Inc.	100,000	4,856,000
Kraton Performance Polymers, Inc.(1)	105,000	2,131,500
Minerals Technologies, Inc.	145,000	8,196,850
Olin Corp.	115,000	2,259,750
OM Group, Inc.(1)	165,000	3,694,350
Sensient Technologies Corp.	41,223	1,562,352
Tredegar Corp.	250,000	5,555,000
W.R. Grace & Co.(1)	65,000	2,984,800

		45,448,752

COMMERCIAL BANKS — 9.6%
American National Bankshares, Inc.	240,000	4,677,600
Associated Banc-Corp.	250,000	2,792,500
BOK Financial Corp.	165,000	9,063,450
Boston Private Financial Holdings, Inc.	900,000	7,146,000
City National Corp.	105,000	4,638,900
Community Bank System, Inc.	155,000	4,309,000
Cullen/Frost Bankers, Inc.	200,000	10,582,000
CVB Financial Corp.	300,000	3,009,000
F.N.B. Corp.	350,000	3,958,500
First Financial Bancorp	200,000	3,328,000
First Horizon National Corp.	2,500,000	20,000,000
First Interstate Bancsystem, Inc.	255,000	3,322,650
FirstMerit Corp.	750,000	11,347,500
Fulton Financial Corp.	1,650,000	16,186,500
Heritage Financial Corp.	455,000	5,714,800
IBERIABANK Corp.	51,935	2,560,395
Lakeland Financial Corp.	245,000	6,338,150
National Bankshares, Inc.	155,000	4,327,600
Old National Bancorp.	320,000	3,728,000
Pacific Continental Corp.	390,000	3,451,500
Park Sterling Corp.(1)	1,080,000	4,406,400
TCF Financial Corp.	825,000	8,514,000
Trico Bancshares	320,000	4,550,400
Trustmark Corp.	265,000	6,436,850
Umpqua Holdings Corp.	375,000	4,646,250
United Bankshares, Inc.	110,000	3,109,700
Washington Banking Co.	240,000	2,858,400
Webster Financial Corp.	116,651	2,378,514
Wintrust Financial Corp.	120,000	3,366,000
Zions BanCorp.	510,000	8,302,800

		179,051,359

COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Brink's Co. (The)	180,000	4,838,400
Metalico, Inc.(1)	1,235,000	4,063,150
SYKES Enterprises, Inc.(1)	475,000	7,438,500

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

US Ecology, Inc.	430,000	$8,075,400

		24,415,450

COMMUNICATIONS EQUIPMENT — 1.2%
Bel Fuse, Inc., Class B	335,000	6,281,250
Blue Coat Systems, Inc.(1)	80,000	2,036,000
Emulex Corp.(1)	375,000	2,572,500
Oplink Communications, Inc.(1)	225,000	3,705,750
Plantronics, Inc.	105,000	3,742,200
Tellabs, Inc.	1,025,000	4,141,000

		22,478,700

COMPUTERS AND PERIPHERALS — 0.8%
Lexmark International, Inc., Class A	80,000	2,645,600
QLogic Corp.(1)	760,000	11,400,000

		14,045,600

CONSTRUCTION AND ENGINEERING — 1.8%
Comfort Systems USA, Inc.	210,000	2,251,200
EMCOR Group, Inc.	230,000	6,166,300
Granite Construction, Inc.	835,000	19,806,200
Pike Electric Corp.(1)	705,000	5,068,950

		33,292,650

CONTAINERS AND PACKAGING — 0.7%
Bemis Co., Inc.	320,000	9,625,600
Sonoco Products Co.	80,000	2,636,800

		12,262,400

DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	79,390	3,143,844

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Compass Diversified Holdings	340,000	4,212,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Atlantic Tele-Network, Inc.	75,000	2,928,750

ELECTRIC UTILITIES — 3.4%
Cleco Corp.	220,000	8,382,000
El Paso Electric Co.	165,000	5,715,600
Great Plains Energy, Inc.	710,000	15,463,800
IDACORP, Inc.	120,000	5,089,200
MGE Energy, Inc.	39,461	1,845,591
NV Energy, Inc.	360,000	5,886,000
Portland General Electric Co.	310,000	7,839,900
Unitil Corp.	170,000	4,824,600
Westar Energy, Inc.	265,000	7,626,700

		62,673,391

ELECTRICAL EQUIPMENT — 2.0%
Brady Corp., Class A	330,000	10,418,100
Encore Wire Corp.	490,000	12,691,000

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Hubbell, Inc., Class B	65,000	$4,345,900
II-VI, Inc.(1)	215,000	3,947,400
LSI Industries, Inc.	405,000	2,430,000
Thomas & Betts Corp.(1)	55,000	3,003,000

		36,835,400

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
Benchmark Electronics, Inc.(1)	335,000	4,512,450
Coherent, Inc.(1)	55,000	2,874,850
Electro Scientific Industries, Inc.(1)	135,000	1,954,800
Littelfuse, Inc.	260,000	11,174,800
Methode Electronics, Inc.	470,000	3,896,300
Molex, Inc.	195,000	4,652,700
Park Electrochemical Corp.	320,000	8,198,400
Plexus Corp.(1)	470,000	12,868,600
Tech Data Corp.(1)	55,000	2,717,550

		52,850,450

ENERGY EQUIPMENT AND SERVICES — 1.9%
Bristow Group, Inc.	125,000	5,923,750
Cal Dive International, Inc.(1)	1,000,000	2,250,000
Helix Energy Solutions Group, Inc.(1)	400,000	6,320,000
Key Energy Services, Inc.(1)	75,000	1,160,250
SandRidge Permian Trust	210,000	4,777,500
Tetra Technologies, Inc.(1)	1,180,000	11,021,200
Unit Corp.(1)	105,000	4,872,000

		36,324,700

FOOD AND STAPLES RETAILING — 0.9%
Ruddick Corp.	50,000	2,132,000
Village Super Market, Inc., Class A	170,000	4,836,500
Weis Markets, Inc.	250,000	9,985,000

		16,953,500

FOOD PRODUCTS — 1.2%
Dole Food Co., Inc.(1)	420,000	3,633,000
J&J Snack Foods Corp.	140,000	7,459,200
Ralcorp Holdings, Inc.(1)	60,000	5,130,000
Snyders-Lance, Inc.	240,000	5,400,000

		21,622,200

GAS UTILITIES — 1.4%
AGL Resources, Inc.	180,000	7,606,800
Atmos Energy Corp.	195,000	6,503,250
Chesapeake Utilities Corp.	75,000	3,251,250
Laclede Group, Inc. (The)	65,000	2,630,550
WGL Holdings, Inc.	160,000	7,075,200

		27,067,050

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Cutera, Inc.(1)	440,000	3,278,000

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

ICU Medical, Inc.(1)	130,000	$5,850,000
Utah Medical Products, Inc.	151,440	4,088,880
Young Innovations, Inc.(2)	671,736	19,903,538

		33,120,418

HEALTH CARE PROVIDERS AND SERVICES — 3.6%
Amsurg Corp.(1)	140,000	3,645,600
Assisted Living Concepts, Inc., Class A	120,000	1,786,800
Centene Corp.(1)	100,000	3,959,000
HealthSouth Corp.(1)	370,000	6,537,900
LifePoint Hospitals, Inc.(1)	170,000	6,315,500
Lincare Holdings, Inc.	355,000	9,127,050
Magellan Health Services, Inc.(1)	105,000	5,194,350
National Healthcare Corp.	125,000	5,237,500
Owens & Minor, Inc.	305,000	8,475,950
PSS World Medical, Inc.(1)	205,000	4,958,950
U.S. Physical Therapy, Inc.	150,000	2,952,000
VCA Antech, Inc.(1)	465,000	9,183,750

		67,374,350

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Bally Technologies, Inc.(1)	190,000	7,516,400
Bob Evans Farms, Inc.	145,000	4,863,300
Brinker International, Inc.	170,000	4,549,200
CEC Entertainment, Inc.	110,000	3,789,500
Jack in the Box, Inc.(1)	135,000	2,821,500
Orient-Express Hotels Ltd. Class A(1)	300,000	2,241,000
Vail Resorts, Inc.	175,000	7,413,000
WMS Industries, Inc.(1)	300,000	6,156,000

		39,349,900

HOUSEHOLD DURABLES — 0.8%
CSS Industries, Inc.	260,000	5,179,200
Helen of Troy Ltd.(1)	62,347	1,914,053
La-Z-Boy, Inc.(1)	420,000	4,998,000
M.D.C. Holdings, Inc.	115,000	2,027,450

		14,118,703

INSURANCE — 5.2%
Alterra Capital Holdings Ltd.	375,000	8,861,250
American Equity Investment Life Holding Co.	450,000	4,680,000
Arthur J. Gallagher & Co.	115,000	3,845,600
Aspen Insurance Holdings Ltd.	540,000	14,310,000
Baldwin & Lyons, Inc., Class B	275,000	5,995,000
Hanover Insurance Group, Inc. (The)	105,000	3,669,750
HCC Insurance Holdings, Inc.	925,000	25,437,500
Infinity Property & Casualty Corp.	45,000	2,553,300
Platinum Underwriters Holdings Ltd.	260,000	8,868,600
Primerica, Inc.	175,000	4,067,000
ProAssurance Corp.	80,000	6,385,600
Symetra Financial Corp.	355,000	3,219,850

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

United Fire & Casualty Co.	295,000	$5,953,100

		97,846,550

IT SERVICES — 2.5%
Convergys Corp.(1)	405,000	5,171,850
DST Systems, Inc.	405,000	18,435,600
Euronet Worldwide, Inc.(1)	160,000	2,956,800
NeuStar, Inc., Class A(1)	185,000	6,321,450
Total System Services, Inc.	745,000	14,572,200

		47,457,900

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	330,000	5,959,800

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Covance, Inc.(1)	85,000	3,886,200

MACHINERY — 4.3%
Actuant Corp., Class A	195,000	4,424,550
Altra Holdings, Inc.(1)	470,000	8,850,100
Barnes Group, Inc.	210,000	5,063,100
Briggs & Stratton Corp.	415,000	6,428,350
Douglas Dynamics, Inc.	190,000	2,777,800
Dynamic Materials Corp.	170,000	3,362,600
FreightCar America, Inc.(1)	175,000	3,666,250
IDEX Corp.	125,000	4,638,750
Kaydon Corp.	450,000	13,725,000
Kennametal, Inc.	297,512	10,865,138
Lincoln Electric Holdings, Inc.	140,000	5,476,800
Mueller Industries, Inc., Class A	110,000	4,226,200
Oshkosh Corp.(1)	140,000	2,993,200
Robbins & Myers, Inc.	65,000	3,155,750

		79,653,588

MARINE — 0.5%
Alexander & Baldwin, Inc.	85,000	3,469,700
Diana Shipping, Inc.(1)	850,000	6,358,000

		9,827,700

MEDIA — 1.7%
Belo Corp. Class A	1,170,000	7,371,000
E.W. Scripps Co. (The), Class A(1)	220,000	1,762,200
Entercom Communications Corp., Class A(1)	825,000	5,073,750
Entravision Communications Corp., Class A	2,850,000	4,446,000
Gannett Co., Inc.	380,000	5,080,600
Harte-Hanks, Inc.	165,000	1,499,850
LIN TV Corp., Class A(1)	1,585,000	6,704,550

		31,937,950

METALS AND MINING — 1.6%
Century Aluminum Co.(1)	300,000	2,553,000
Hecla Mining Co.	600,000	3,138,000
Materion Corp.(1)	300,000	7,284,000

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

RTI International Metals, Inc.(1)	190,000	$4,409,900
Schnitzer Steel Industries, Inc. Class A	105,000	4,439,400
Thompson Creek Metals Co., Inc.(1)	1,050,000	7,308,000

		29,132,300

MULTI-UTILITIES — 1.1%
Avista Corp.	265,000	6,823,750
Black Hills Corp.	165,000	5,540,700
MDU Resources Group, Inc.	135,000	2,897,100
NorthWestern Corp.	125,000	4,473,750

		19,735,300

MULTILINE RETAIL — 0.9%
Big Lots, Inc.(1)	205,000	7,740,800
Dillard's, Inc., Class A	125,000	5,610,000
Fred's, Inc., Class A	255,000	3,717,900

		17,068,700

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp., Class A(1)	95,000	3,399,100

OIL, GAS AND CONSUMABLE FUELS — 2.5%
Berry Petroleum Co., Class A	175,000	7,353,500
Bill Barrett Corp.(1)	185,000	6,302,950
Comstock Resources, Inc.(1)	300,000	4,590,000
Forest Oil Corp.(1)	150,000	2,032,500
Hugoton Royalty Trust	225,000	4,243,500
Lone Pine Resources, Inc.(1)	128,621	901,633
Overseas Shipholding Group, Inc.	85,000	929,050
Penn Virginia Corp.	525,000	2,777,250
Swift Energy Co.(1)	220,000	6,538,400
Vaalco Energy, Inc.(1)	625,000	3,775,000
W&T Offshore, Inc.	75,000	1,590,750
Western Refining, Inc.(1)	435,000	5,781,150

		46,815,683

PAPER AND FOREST PRODUCTS — 0.7%
Clearwater Paper Corp.(1)	210,000	7,478,100
KapStone Paper and Packaging Corp.(1)	405,000	6,374,700

		13,852,800

PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc.	225,000	3,501,000
Prestige Brands Holdings, Inc.(1)	180,000	2,028,600

		5,529,600

PHARMACEUTICALS — 1.1%
Impax Laboratories, Inc.(1)	175,000	3,529,750
Medicis Pharmaceutical Corp., Class A	60,000	1,995,000
Par Pharmaceutical Cos., Inc.(1)	260,000	8,509,800
ViroPharma, Inc.(1)	230,000	6,299,700

		20,334,250

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

PROFESSIONAL SERVICES — 1.2%
CDI Corp.	465,000	$6,421,650
Heidrick & Struggles International, Inc.	255,000	5,492,700
Kforce, Inc.(1)	375,000	4,623,750
On Assignment, Inc.(1)	605,000	6,763,900

		23,302,000

REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.5%
American Campus Communities, Inc.	125,000	5,245,000
Associated Estates Realty Corp.	175,000	2,791,250
BioMed Realty Trust, Inc.	370,000	6,689,600
Campus Crest Communities, Inc.	400,000	4,024,000
CBL & Associates Properties, Inc.	475,000	7,457,500
Chimera Investment Corp.	2,450,000	6,149,500
CommonWealth REIT	275,000	4,576,000
CreXus Investment Corp.	280,000	2,906,400
DCT Industrial Trust, Inc.	350,000	1,792,000
DiamondRock Hospitality Co.	400,000	3,856,000
Equity Lifestyle Properties, Inc.	50,000	3,334,500
First Potomac Realty Trust	225,000	2,936,250
Government Properties Income Trust	170,000	3,833,500
Hatteras Financial Corp.	100,000	2,637,000
Healthcare Realty Trust, Inc.	140,000	2,602,600
Hersha Hospitality Trust	640,000	3,123,200
Highwoods Properties, Inc.	100,000	2,967,000
Kilroy Realty Corp.	100,000	3,807,000
LaSalle Hotel Properties	180,000	4,357,800
Lexington Realty Trust	505,000	3,782,450
Mack-Cali Realty Corp.	180,000	4,804,200
Medical Properties Trust, Inc.	235,000	2,319,450
MFA Financial, Inc.	700,000	4,704,000
National Retail Properties, Inc.	185,000	4,880,300
PS Business Parks, Inc.	105,000	5,820,150
RLJ Lodging Trust	440,000	7,405,200
Sabra Health Care REIT, Inc.	430,000	5,198,700
Urstadt Biddle Properties, Inc., Class A	215,000	3,887,200
Washington Real Estate Investment Trust	140,000	3,829,000

		121,716,750

ROAD AND RAIL — 0.3%
Arkansas Best Corp.	130,000	2,505,100
Werner Enterprises, Inc.	125,000	3,012,500

		5,517,600

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Cymer, Inc.(1)	100,000	4,976,000
Formfactor, Inc.(1)	650,000	3,289,000
Intersil Corp., Class A	475,000	4,959,000
MKS Instruments, Inc.	60,000	1,669,200
Nanometrics, Inc.(1)	310,000	5,710,200

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Novellus Systems, Inc.(1)	135,000	$5,574,150
Photronics, Inc.(1)	575,000	3,496,000
Semtech Corp.(1)	115,000	2,854,300
Spansion, Inc., Class A(1)	1,110,000	9,190,800
Standard Microsystems Corp.(1)	305,000	7,859,850

		49,578,500

SOFTWARE — 3.0%
Compuware Corp.(1)	490,000	4,076,800
JDA Software Group, Inc.(1)	125,000	4,048,750
Quest Software, Inc.(1)	2,100,000	39,060,000
Synopsys, Inc.(1)	100,000	2,720,000
Websense, Inc.(1)	350,000	6,555,500

		56,461,050

SPECIALTY RETAIL — 3.5%
American Eagle Outfitters, Inc.	390,000	5,963,100
Cabela's, Inc.(1)	120,000	3,050,400
Collective Brands, Inc.(1)	275,000	3,951,750
Destination Maternity Corp.	335,000	5,601,200
Finish Line, Inc. (The), Class A	380,000	7,328,300
Genesco, Inc.(1)	55,000	3,395,700
Guess?, Inc.	210,000	6,262,200
Lithia Motors, Inc., Class A	300,000	6,558,000
Men's Wearhouse, Inc. (The)	145,000	4,699,450
Penske Automotive Group, Inc.	285,000	5,486,250
RadioShack Corp.	725,000	7,039,750
Rent-A-Center, Inc.	30,000	1,110,000
Williams-Sonoma, Inc.	135,000	5,197,500

		65,643,600

TEXTILES, APPAREL AND LUXURY GOODS — 1.1%
Columbia Sportswear Co.	200,000	9,310,000
Culp, Inc.(1)	445,000	3,791,400
Wolverine World Wide, Inc.	230,000	8,197,200

		21,298,600

THRIFTS AND MORTGAGE FINANCE — 2.5%
BankUnited, Inc.	700,000	15,393,000
Brookline Bancorp., Inc.	460,000	3,882,400
Capitol Federal Financial, Inc.	750,000	8,655,000
Flushing Financial Corp.	210,000	2,652,300
Kaiser Federal Financial Group, Inc.	225,000	2,884,500
Oritani Financial Corp.	225,000	2,873,250
Provident Financial Services, Inc.	380,000	5,088,200
Washington Federal, Inc.	375,000	5,246,250

		46,674,900

TRADING COMPANIES AND DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	155,000	5,451,350
Kaman Corp.	125,000	3,415,000
Lawson Products, Inc.	306,534	4,729,820

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

WESCO International, Inc.(1)	90,000	$4,770,900

		18,367,070

WATER UTILITIES — 0.3%
Artesian Resources Corp., Class A	285,000	5,366,550

TOTAL COMMON STOCKS (Cost $1,638,995,279)		1,744,703,038

CONVERTIBLE PREFERRED STOCKS — 2.4%

INSURANCE — 1.3%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	455,000	24,479,000

LEISURE EQUIPMENT AND PRODUCTS — 0.2%
Callaway Golf Co., Series B, 7.50%	45,000	4,297,500

MEDIA — 0.2%
LodgeNet Interactive Corp., 10.00%(3)	3,321	2,864,362

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Entertainment Properties Trust, Series E, 9.00%	140,000	3,742,200
Lexington Realty Trust, Series C, 6.50%	70,000	2,939,300

		6,681,500

TOBACCO — 0.3%
Universal Corp., 6.75%	5,604	5,962,656

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $41,273,421)		44,285,018

EXCHANGE-TRADED FUNDS — 1.9%

iShares Russell 2000 Index Fund	324,163	23,887,571
iShares S&P SmallCap 600 Index Fund	165,000	11,266,200

TOTAL EXCHANGE-TRADED FUNDS (Cost $34,347,894)		35,153,771

PREFERRED STOCKS — 0.8%

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
DuPont Fabros Technology, Inc., Series A, 7.875%	135,000	3,389,850
Inland Real Estate Corp., Series A, 8.125%	106,133	2,653,325
National Retail Properties, Inc., Series C, 7.375%	270,000	6,858,000
PS Business Parks, Inc., Series O, 7.375%	110,000	2,769,800

TOTAL PREFERRED STOCKS (Cost $14,975,875)		15,670,975

TEMPORARY CASH INVESTMENTS — 2.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $14,665,016), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $14,332,187)		14,332,187

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $7,308,297), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $7,166,101)		$7,166,093
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $14,642,524), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $14,332,218)		14,332,186
SSgA U.S. Government Money Market Fund	8,362,178	8,362,178

TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,192,644)		44,192,644

TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,773,785,113)		1,884,005,446

OTHER ASSETS AND LIABILITIES — (0.9)%		(17,022,982)

TOTAL NET ASSETS — 100.0%		$1,866,982,464

Notes to Schedule of Investments

(1)	Non-income producing.
(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,864,362, which represented 0.2% of total net assets.

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2011 follows:

	March 31, 2011					December 31, 2011
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Primo Water Corp.(1)	420,000	$6,500,406	$3,877,877	$(705,309)	$—	1,311,523	$3,987,030
Utah Medical Products, Inc.	170,000	53,508	580,896	(24,087)	108,850	151,440	(2)
Young Innovations, Inc.	625,000	3,666,663	2,248,732	350,847	737,400	671,736	19,903,538

		$10,220,577	$6,707,505	$(378,549)	$846,250		$23,890,568

(1)  Non-income producing.
(2)  Company was not an affiliate at December 31, 2011.

Small Cap Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

3. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$1,744,703,038	—	—
Convertible Preferred Stocks	—	$44,285,018	—
Exchange-Traded Funds	35,153,771	—	—
Preferred Stocks	—	15,670,975	—
Temporary Cash Investments	8,362,178	35,830,466	—

Total Value of Investment Securities	$1,788,218,987	$95,786,459	—

4. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,858,986,755
Gross tax appreciation of investments	$135,926,364
Gross tax depreciation of investments	(110,907,673)
Net tax appreciation (depreciation) of investments	$25,018,691

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

December 31, 2011

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 95.8%

AEROSPACE AND DEFENSE — 1.0%
General Dynamics Corp.	115,580	$7,675,668
Huntington Ingalls Industries, Inc.(1)	161,780	5,060,478
Raytheon Co.	185,500	8,974,490

		21,710,636

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	73,450	5,375,806

AIRLINES — 0.8%
Southwest Airlines Co.	1,973,680	16,894,701

AUTOMOBILES — 1.6%
General Motors Co.(1)	604,860	12,260,512
Honda Motor Co., Ltd.	226,800	6,918,623
Toyota Motor Corp.	476,100	15,865,876

		35,045,011

BEVERAGES — 1.0%
Dr Pepper Snapple Group, Inc.	552,140	21,798,487

CAPITAL MARKETS — 5.5%
BlackRock, Inc.	24,010	4,279,542
Charles Schwab Corp. (The)	1,932,220	21,756,797
Franklin Resources, Inc.	74,290	7,136,298
Goldman Sachs Group, Inc. (The)	184,420	16,677,101
Northern Trust Corp.	1,315,100	52,156,866
State Street Corp.	405,410	16,342,077

		118,348,681

COMMERCIAL BANKS — 5.9%
BB&T Corp.	298,690	7,518,027
Comerica, Inc.	745,640	19,237,512
Commerce Bancshares, Inc.	278,702	10,624,101
PNC Financial Services Group, Inc.	449,260	25,908,824
U.S. Bancorp	995,050	26,916,103
Wells Fargo & Co.	1,337,740	36,868,115

		127,072,682

COMMERCIAL SERVICES AND SUPPLIES — 3.2%
Avery Dennison Corp.	358,190	10,272,889
Cintas Corp.	68,230	2,375,086
Republic Services, Inc.	1,458,450	40,180,298
Waste Management, Inc.	516,610	16,898,313

		69,726,586

COMMUNICATIONS EQUIPMENT — 1.6%
Cisco Systems, Inc.	1,951,600	35,284,928

COMPUTERS AND PERIPHERALS — 2.3%
Diebold, Inc.	534,890	16,084,142
Hewlett-Packard Co.	946,420	24,379,779

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

QLogic Corp.(1)	484,300	$7,264,500
Western Digital Corp.(1)	90,810	2,810,570

		50,538,991

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	57,220	4,314,960

CONTAINERS AND PACKAGING — 0.7%
Bemis Co., Inc.	528,570	15,899,386

DIVERSIFIED FINANCIAL SERVICES — 2.8%
JPMorgan Chase & Co.	1,826,060	60,716,495

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	1,895,110	57,308,126
CenturyLink, Inc.	270,120	10,048,464
Verizon Communications, Inc.	198,540	7,965,425

		75,322,015

ELECTRIC UTILITIES — 2.4%
Great Plains Energy, Inc.	290,160	6,319,685
NV Energy, Inc.	615,900	10,069,965
Westar Energy, Inc.	1,237,940	35,627,913

		52,017,563

ELECTRICAL EQUIPMENT — 1.3%
ABB Ltd. ADR(1)	296,180	5,577,069
Emerson Electric Co.	190,690	8,884,247
Hubbell, Inc., Class B	78,150	5,225,109
Thomas & Betts Corp.(1)	150,890	8,238,594

		27,925,019

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Molex, Inc.	356,190	8,498,693

FOOD AND STAPLES RETAILING — 1.8%
CVS Caremark Corp.	391,300	15,957,214
SYSCO Corp.	368,870	10,818,957
Wal-Mart Stores, Inc.	210,980	12,608,165

		39,384,336

FOOD PRODUCTS — 2.6%
ConAgra Foods, Inc.	186,440	4,922,016
Kellogg Co.	116,820	5,907,587
Kraft Foods, Inc., Class A	843,930	31,529,225
Ralcorp Holdings, Inc.(1)	104,990	8,976,645
Unilever NV CVA	118,980	4,091,512

		55,426,985

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.1%
Becton Dickinson and Co.	236,360	17,660,819
Boston Scientific Corp.(1)	3,374,760	18,021,218

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

CareFusion Corp.(1)	1,221,920	$31,048,987
Medtronic, Inc.	448,890	17,170,043
Zimmer Holdings, Inc.(1)	501,300	26,779,446

		110,680,513

HEALTH CARE PROVIDERS AND SERVICES — 2.2%
Aetna, Inc.	220,740	9,313,021
CIGNA Corp.	180,450	7,578,900
LifePoint Hospitals, Inc.(1)	247,830	9,206,884
UnitedHealth Group, Inc.	421,540	21,363,647

		47,462,452

HOTELS, RESTAURANTS AND LEISURE — 1.3%
International Game Technology	306,300	5,268,360
International Speedway Corp., Class A	524,400	13,293,540
Speedway Motorsports, Inc.	642,370	9,847,532

		28,409,432

HOUSEHOLD DURABLES — 0.9%
Toll Brothers, Inc.(1)	262,790	5,366,172
Whirlpool Corp.	313,740	14,886,963

		20,253,135

HOUSEHOLD PRODUCTS — 3.5%
Clorox Co.	82,390	5,483,878
Kimberly-Clark Corp.	201,390	14,814,249
Procter & Gamble Co. (The)	826,280	55,121,139

		75,419,266

INDUSTRIAL CONGLOMERATES — 4.7%
3M Co.	70,460	5,758,696
General Electric Co.	3,617,570	64,790,678
Koninklijke Philips Electronics NV	1,117,220	23,540,269
Tyco International Ltd.	144,080	6,729,977

		100,819,620

INSURANCE — 6.3%
Allstate Corp. (The)	884,850	24,253,739
Berkshire Hathaway, Inc., Class A(1)	200	22,951,000
HCC Insurance Holdings, Inc.	370,140	10,178,850
Marsh & McLennan Cos., Inc.	750,320	23,725,118
MetLife, Inc.	401,740	12,526,253
Prudential Financial, Inc.	175,580	8,800,070
Torchmark Corp.	113,000	4,903,070
Transatlantic Holdings, Inc.	186,280	10,195,104
Travelers Cos., Inc. (The)	303,960	17,985,313

		135,518,517

IT SERVICES — 0.3%
Visa, Inc., Class A	53,020	5,383,121

METALS AND MINING — 0.8%
Barrick Gold Corp.	105,180	4,759,395

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	225,720	$8,304,239
Newmont Mining Corp.	86,080	5,165,661

		18,229,295

MULTI-UTILITIES — 2.5%
PG&E Corp.	672,030	27,701,077
Xcel Energy, Inc.	963,780	26,638,879

		54,339,956

MULTILINE RETAIL — 1.0%
Target Corp.	435,990	22,331,408

OIL, GAS AND CONSUMABLE FUELS — 12.0%
Apache Corp.	113,950	10,321,591
BP plc	774,580	5,539,459
BP plc ADR	48,710	2,081,865
Chevron Corp.	449,600	47,837,440
Devon Energy Corp.	233,900	14,501,800
Exxon Mobil Corp.	392,370	33,257,281
Imperial Oil Ltd.	756,100	33,687,734
Murphy Oil Corp.	176,560	9,841,455
Peabody Energy Corp.	177,940	5,891,594
Southwestern Energy Co.(1)	339,980	10,858,961
Total SA	1,165,400	59,578,618
Ultra Petroleum Corp.(1)	914,830	27,106,413

		260,504,211

PHARMACEUTICALS — 8.8%
Bristol-Myers Squibb Co.	377,610	13,306,976
Eli Lilly & Co.	343,590	14,279,600
Hospira, Inc.(1)	264,220	8,024,361
Johnson & Johnson	806,180	52,869,285
Merck & Co., Inc.	1,070,220	40,347,294
Pfizer, Inc.	2,819,160	61,006,623

		189,834,139

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Weyerhaeuser Co.	374,090	6,984,260

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.9%
Applied Materials, Inc.	2,352,800	25,198,488
Intel Corp.	1,309,680	31,759,740
Texas Instruments, Inc.	198,620	5,781,828

		62,740,056

SPECIALTY RETAIL — 3.0%
Lowe's Cos., Inc.	1,615,570	41,003,166
Staples, Inc.	1,729,310	24,020,116

		65,023,282

THRIFTS AND MORTGAGE FINANCE — 0.8%
Hudson City Bancorp., Inc.	2,861,420	17,883,875

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	284,480	$10,960,334

TOTAL COMMON STOCKS (Cost $1,983,765,725)		2,074,078,833

TEMPORARY CASH INVESTMENTS — 3.8%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $27,683,217), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $27,054,933)		27,054,933
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $13,795,905), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $13,527,481)		13,527,466
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $27,640,759), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $27,054,992)		27,054,932
SSgA U.S. Government Money Market Fund	15,799,325	15,799,325

TOTAL TEMPORARY CASH INVESTMENTS (Cost $83,436,656)		83,436,656

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $2,067,202,381)		2,157,515,489

OTHER ASSETS AND LIABILITIES — 0.4%		7,762,468

TOTAL NET ASSETS — 100.0%		$2,165,277,957

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

33,253,149	CAD for USD	UBS AG	1/31/12	$32,620,594	$(77,465)
3,905,550	CHF for USD	Credit Suisse AG	1/31/12	4,159,821	21,889
49,865,218	EUR for USD	UBS AG	1/31/12	64,548,687	664,048
3,684,686	GBP for USD	Credit Suisse AG	1/31/12	5,720,991	48,306
1,297,387,800	JPY for USD	Credit Suisse AG	1/31/12	16,862,131	(180,063)

				$123,912,224	$476,715

(Value on Settlement Date $124,388,939)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

648	S&P 500 E-Mini Futures	March 2012	$40,584,240	$(184,071)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Notes to Schedule of Investments

CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Value - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$1,894,748,102	—	—
Foreign Common Stocks	19,148,306	$160,182,425	—
Temporary Cash Investments	15,799,325	67,637,331	—

Total Value of Investment Securities	$1,929,695,733	$227,819,756	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$476,715	—
Futures Contracts	$(184,071)	—	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$(184,071)	$476,715	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,157,550,694
Gross tax appreciation of investments	$164,111,074
Gross tax depreciation of investments	(164,146,279)
Net tax appreciation (depreciation) of investments	$(35,205)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2012